UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR
                                    --------


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7257

                          SEI INSURANCE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: DECEMBER 31,2003

                     DATE OF REPORTING PERIOD: JUNE 30,2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[SEI Logo omitted]



[Background graphic omitted]




                              Semi-Annual Report as of June 30, 2003 (Unaudited)



                                                    SEI Insurance Products Trust



                                                     SEI VP Large Cap Value Fund

                                                    SEI VP Large Cap Growth Fund

                                                     SEI VP Small Cap Value Fund

                                                    SEI VP Small Cap Growth Fund

                                                SEI VP International Equity Fund

                                             SEI VP Emerging Markets Equity Fund

                                                   SEI VP Core Fixed Income Fund

                                                     SEI VP High Yield Bond Fund

                                               SEI VP Emerging Markets Debt Fund

                                                    SEI VP Prime Obligation Fund

TABLE OF CONTENTS



------------------------------------------------------------

Statements of Net Assets/Schedules of Investments          1
------------------------------------------------------------
Statements of Assets and Liabilities                      33
------------------------------------------------------------
Statements of Operations                                  34
------------------------------------------------------------
Statements of Changes in Net Assets                       36
------------------------------------------------------------
Financial Highlights                                      40
------------------------------------------------------------
Notes to Financial Statements                             42
------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


SEI VP Large Cap Value Fund
June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 94.3%
AEROSPACE & DEFENSE -- 2.7%
   Alliant Techsystems*                   32        $      2
   Boeing                              7,886             271
   General Dynamics                      669              49
   General Motors-Hughes Electronics*  1,649              21
   Goodrich                           11,445             240
   Honeywell International             3,144              84
   Lockheed Martin                     1,044              50
   Northrop Grumman                      657              57
   Raytheon                            1,555              51
   Rockwell Collins                    6,632             163
   Textron                               435              17
   United Technologies                 1,063              75
                                                    --------
                                                       1,080
                                                    --------
AIR TRANSPORTATION -- 0.2%
   Delta Air Lines                       408               6
   FedEx                                 696              43
   Southwest Airlines                    961              17
                                                    --------
                                                          66
                                                    --------
APPAREL/TEXTILES -- 0.1%
   Jones Apparel Group*                  455              13
   Liz Claiborne                         407              14
   Mohawk Industries*                    129               7
   Polo Ralph Lauren                     151               4
   VF                                    311              11
                                                    --------
                                                          49
                                                    --------
AUTOMOTIVE -- 2.0%
   American Axle & Manufacturing
     Holdings*                           104               2
   ArvinMeritor                          238               5
   Autoliv                             9,699             263
   BorgWarner                            101               6
   Dana                                  563               7
   Delphi                             11,015              95
   Ford Motor                          6,660              73
   General Motors                      7,851             283
   Harsco                                154               6
   ITT Industries                         21               1
   Lear*                                 237              11
   O'Reilly Automotive*                   33               1
   Paccar                                416              28
   Visteon                               288               2
                                                    --------
                                                         783
                                                    --------
BANKS -- 16.3%
   AmSouth Bancorp                     1,329              29
   Associated Banc                       261              10
   Astoria Financial                   9,893             276

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Bancorpsouth                          293        $      6
   Bank of America                    14,573           1,152
   Bank of Hawaii                        229               8
   Bank of New York                    2,331              67
   Bank One                            4,326             161
   Banknorth Group                       616              16
   BB&T                                1,785              61
   BOK Financial*                         64               2
   Capitol Federal Financial              79               2
   Charter One Financial                 852              27
   City National                         154               7
   Colonial BancGroup                    470               7
   Comerica                            3,763             175
   Commerce Bancorp                       23               1
   Commerce Bancshares                   223               9
   Compass Bancshares                    481              17
   Cullen/Frost Bankers                  195               6
   Downey Financial                       80               3
   First Bank of Puerto Rico              52               1
   First Midwest Bancorp                 176               5
   First Tennessee National              450              20
   First Virginia Banks                  275              12
   FirstMerit                            292               7
   FleetBoston Financial               3,982             118
   FNB                                   174               5
   Fulton Financial                      399               8
   Golden West Financial               2,972             238
   Greenpoint Financial                7,000             357
   Hibernia, Cl A                        594              11
   Hudson City Bancorp                   163               4
   Hudson United Bancorp                 154               5
   Huntington Bancshares                 865              17
   Independence Community Bank           184               5
   IndyMac Bancorp                       191               5
   International Bancshares               99              --
   JP Morgan Chase                    26,691             912
   Keycorp                             6,901             174
   M&T Bank                              253              21
   Marshall & Ilsley                     857              26
   Mellon Financial                      930              26
   Mercantile Bankshares                 261              10
   National City                       9,891             324
   National Commerce Financial           774              17
   New York Community Bancorp            167               5
   North Fork Bancorporation
    (NY Shares)                          432              15
   Northern Trust                        680              28
   Old National Bancorp                  240               6
   Park National                          44               5
   Peoples Bank Bridgeport                96               3
   PNC Financial Services Group        1,072              52
   Popular                               355              14
   Provident Financial Group             158               4
   Regions Financial                   3,741             126
   Roslyn Bancorp                        268               6
   Sky Financial Group                   330               7

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003              1

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   SouthTrust                          1,155        $     31
   Sovereign Bancorp                     988              15
   State Street                        1,125              44
   SunTrust Banks                        935              55
   Synovus Financial                     102               2
   TCF Financial                         114               5
   Trustmark                             184               5
   Union Planters                        752              23
   UnionBanCal                         7,197             298
   United Bankshares                     135               4
   US Bancorp                          7,269             178
   Valley National Bancorp               272               7
   Wachovia                            7,749             310
   Washington Federal                    265               6
   Washington Mutual                  11,523             476
   Webster Financial                     173               7
   Wells Fargo                         5,969             301
   Westamerica Bancorporation             92               4
   Whitney Holding                       151               5
   Wilmington Trust                      250               7
   Zions Bancorporation                  341              17
                                                    --------
                                                       6,441
                                                    --------
BEAUTY PRODUCTS -- 0.7%
   Alberto-Culver, Cl B                  142               7
   Avon Products                         750              46
   Colgate-Palmolive                     220              13
   Dial                                  144               3
   Estee Lauder, Cl A                     26               1
   Gillette                            1,481              47
   International Flavors & Fragrances     96               3
   Procter & Gamble                    1,770             158
                                                    --------
                                                         278
                                                    --------
BIOTECHNOLOGY -- 0.0%
   Human Genome Sciences*                245               3
   ICOS*                                 114               4
   Invitrogen*                           141               6
   Protein Design Labs*                   95               1
                                                    --------
                                                          14
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.1%
   AOL Time Warner*                   16,381             264
   Avaya*                              1,442               9
   Belo, Cl A                            268               6
   Cablevision Systems, Cl A*             46               1
   Ciena*                                805               4
   Clear Channel Communications*       1,062              45
   Comcast*                            4,535             137
   Comverse Technology*                  285               4
   COX Communications, Cl A*             608              19
   COX Radio, Cl A*                       54               1
   Entercom Communications*               12               1
   Entravision Communications, Cl A*      94               1

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Fox Entertainment Group, Cl A*        373        $     11
   Gannett                             1,017              78
   Gemstar-TV Guide International*       699               4
   Hearst-Argyle Television*             115               3
   Hispanic Broadcasting*                 43               1
   InterActiveCorp*                      385              15
   Interpublic Group                   1,393              19
   Knight-Ridder                         268              18
   Lamar Advertising*                     56               2
   Lee Enterprises                       168               6
   Liberty Media, Cl A*                6,174              71
   McClatchy, Cl A                        67               4
   McGraw-Hill                            96               6
   McleodUSA*                          2,030              --
   Media General, Cl A                    61               4
   Meredith                               51               2
   New York Times, Cl A                  190               9
   NTL*                                  165               6
   Polycom*                              224               3
   Radio One, Cl D*                      167               3
   Reader's Digest Association           301               4
   RR Donnelley & Sons                 8,700             227
   Scholastic*                           101               3
   Tellabs*                              936               6
   Tribune                               646              31
   UnitedGlobalCom, Cl A*                285               2
   Valassis Communications*              154               4
   Viacom, Cl B*                       3,548             155
   Washington Post, Cl B                  14              10
   XM Satellite Radio Holdings, Cl A*    370               4
                                                    --------
                                                       1,203
                                                    --------
BUILDING & CONSTRUCTION -- 2.1%
   Centex                              3,953             307
   Clayton Homes                         224               3
   DR Horton                             380              11
   Florida Rock Industries                62               3
   Hovnanian Enterprises, Cl A*           38               2
   KB Home                               152               9
   Lafarge North America               3,421             106
   Lennar, Cl A                          175              12
   Martin Marietta Materials             184               6
   Masco                               1,220              29
   MDC Holdings                           65               3
   Pulte Homes                         5,285             326
   Ryland Group                           95               7
   Toll Brothers*                        166               5
   Vulcan Materials                      340              13
                                                    --------
                                                         842
                                                    --------
CHEMICALS -- 2.3%
   Ashland                             5,658             174
   Cabot                                 221               6
   Church & Dwight                        41               1

--------------------------------------------------------------------------------
2              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Cytec Industries*                     146        $      5
   Dow Chemical                        3,117              97
   E.I. Du Pont de Nemours             3,364             140
   Eastman Chemical                    5,493             174
   Engelhard                             434              11
   FMC*                                2,000              45
   Lubrizol                            5,395             167
   Lyondell Chemical                     479               6
   Monsanto                              990              21
   PPG Industries                        643              33
   Rohm & Haas                           598              19
   Scotts, Cl A*                          67               3
   Sigma-Aldrich                         147               8
                                                    --------
                                                         910
                                                    --------
COMMERCIAL SERVICES -- 0.7%
   BearingPoint*                         431               4
   Blyth                                 123               3
   Brink's                             9,100             133
   Cendant*                            2,973              54
   Convergys*                            489               8
   Danaher                                28               2
   DoubleClick*                          104               1
   Fluor                                 290              10
   Harte-Hanks                            27               1
   Interactive Data*                      69               1
   Jacobs Engineering Group*              26               1
   Manpower                               84               3
   Quintiles Transnational*              249               4
   Rockwell Automation                   626              15
   Sabre Holdings                        502              12
   Service International*              1,129               4
   ServiceMaster                       1,131              12
   Viad                                  173               4
   Worthington Industries                140               2
                                                    --------
                                                         274
                                                    --------
COMMUNICATIONS EQUIPMENT -- 0.3%
   ADC Telecommunications*             1,675               4
   Advanced Fibre Communication*         192               3
   American Tower, Cl A*                 402               4
   Corning*                            2,332              17
   Crown Castle International*           174               1
   Harris                                174               5
   Motorola                            5,181              49
   PanAmSat*                             111               2
   Scientific-Atlanta                    531              13
   Sirius Satellite Radio*             3,345               6
                                                    --------
                                                         104
                                                    --------
COMPUTERS & SERVICES -- 5.0%
   3Com*                               1,375               6
   Affiliated Computer Services, Cl A*    53               2
   Apple Computer*                     1,385              27

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Autodesk                              398        $      6
   Avocent*                               28               1
   BISYS Group*                           29               1
   Brocade Communications Systems*       382               2
   Cadence Design Systems*               753               9
   Ceridian*                             225               4
   Checkfree*                            127               4
   Computer Sciences*                  5,473             209
   Diebold                               274              12
   Electronic Data Systems            13,108             281
   Emulex*                                88               2
   GTECH Holdings*                        24               1
   Hewlett-Packard                    16,758             357
   Imation                               135               5
   International Business Machines     3,072             254
   Jabil Circuit*                         65               1
   Maxtor*                            19,767             149
   NCR*                                9,226             236
   Reynolds & Reynolds, Cl A           6,200             177
   Storage Technology*                   245               6
   Sun Microsystems*                  12,226              56
   Symbol Technologies                   109               1
   Unisys*                               295               4
   VeriSign*                             215               3
   WebMD*                                165               2
   Western Digital*                   13,500             139
                                                    --------
                                                       1,957
                                                    --------
CONTAINERS & PACKAGING -- 0.5%
   Ball                                   32               2
   Bemis                                 178               8
   Owens-Illinois*                    11,304             156
   Packaging of America*                 220               4
   Pactiv*                               273               5
   Smurfit-Stone Container*              928              12
   Sonoco Products                       347               8
                                                    --------
                                                         195
                                                    --------
DATA PROCESSING -- 0.0%
   Acxiom*                                80               1
   Automatic Data Processing             127               5
   Global Payments                         6              --
                                                    --------
                                                           6
                                                    --------
DRUGS -- 2.6%
   Andrx*                                 62               1
   Bristol-Myers Squibb                3,662              99
   ICN Pharmaceuticals                12,560             211
   King Pharmaceuticals*                 658              10
   Merck                               9,338             565
   Millennium Pharmaceuticals*           561               9
   Neurocrine Biosciences*                61               3
   Schering-Plough                     5,562             104
   Watson Pharmaceuticals*               355              14

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003              3

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Wyeth                                 593        $     27
                                                    --------
                                                       1,043
                                                    --------
ELECTRICAL SERVICES -- 5.8%
   Allete                                326               9
   Alliant Energy                        352               7
   Ameren                                611              27
   American Electric Power             1,496              45
   American Power Conversion*            626              10
   Calpine*                            1,349               9
   Carlisle                              116               5
   Centerpoint Energy                  3,925              32
   Cinergy                               667              25
   Consolidated Edison                   846              37
   Constellation Energy Group            626              21
   Dominion Resources                  1,215              78
   DPL                                   478               8
   DQE                                   283               4
   DTE Energy                            636              25
   Duke Energy                         3,412              68
   Edison International*              21,676             356
   Energy East                           552              11
   Entergy                               855              45
   Exelon                              4,228             253
   FirstEnergy                         1,045              40
   FPL Group                           5,094             341
   Great Plains Energy                   262               8
   Hawaiian Electric Industries          141               6
   Hubbell, Cl B                         189               6
   MDU Resources Group                   281               9
   Mirant*                             1,537               4
   Molex                                  55               2
   NiSource                              992              19
   Northeast Utilities                 8,379             140
   NSTAR                                 202               9
   OGE Energy                            300               6
   Pepco Holdings                        594              11
   PG&E*                               9,149             194
   Pinnacle West Capital               3,315             124
   PPL                                   663              29
   Progress Energy                       812              36
   Public Service Enterprise Group       855              36
   Puget Energy                          355               8
   Reliant Resources*                  3,302              20
   SCANA                                 420              14
   Southern                            2,733              85
   TECO Energy                           669               8
   Texas Genco Holdings                   57               1
   TXU                                 1,220              27
   Wisconsin Energy                      441              13
   WPS Resources                         122               5
   Xcel Energy                         1,509              23
                                                    --------
                                                       2,299
                                                    --------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ELECTRONICS -- 0.3%
   Agilent Technologies*               1,691        $     33
   Arrow Electronics*                    290               4
   Avnet*                                453               6
   AVX                                   198               2
   Energizer Holdings*                 1,723              54
   L-3 Communications Holdings*          138               6
   Sanmina-SCI*                        1,072               7
   Solectron*                          1,649               6
   Tektronix*                            234               5
   Vishay Intertechnology*               604               8
                                                    --------
                                                         131
                                                    --------
ENTERTAINMENT -- 0.4%
   Brunswick                             320               8
   Hasbro                                527               9
   International Speedway, Cl A           25               1
   Metro-Goldwyn-Mayer*                  292               4
   Regal Entertainment Group, Cl A        91               2
   Walt Disney                         5,779             114
                                                    --------
                                                         138
                                                    --------
ENVIRONMENTAL SERVICES -- 0.1%
   Allied Waste Industries*              385               4
   Republic Services*                    575              13
   Waste Management                      998              24
                                                    --------
                                                          41
                                                    --------
FINANCIAL SERVICES -- 8.2%
   AG Edwards                            212               7
   Allied Capital                     12,228             282
   American Capital Strategies           208               5
   American Express                    1,114              47
   AmeriCredit*                          373               3
   Bear Stearns                        5,475             397
   Capital One Financial                 272              13
   CIT Group                             750              19
   Citigroup                          27,693           1,185
   Countrywide Credit Industry         5,566             387
   Deluxe                              4,809             215
   E*TRADE Group*                        647               6
   Equifax                               102               3
   Franklin Resources                    622              24
   Freddie Mac                         2,033             103
   Friedman Billings Ramsey Group,
     Cl A                                 42               1
   Goldman Sachs Group                 1,078              90
   Instinet Group*                       465               2
   Janus Capital Group                   906              15
   Jefferies Group                        72               4
   LaBranche                             140               3
   Legg Mason                             37               2
   Lehman Brothers Holdings              919              61
   MBNA                                1,040              22

--------------------------------------------------------------------------------
4              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Merrill Lynch                       3,510        $    164
   Morgan Stanley Dean Witter          3,673             157
   Neuberger Berman                       17               1
   Providian Financial*                  586               5
   Raymond James Financial               147               5
   Student Loan                           16               2
   T Rowe Price Group                    114               4
                                                    --------
                                                       3,234
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 5.5%
   Adolph Coors, Cl B                  1,998              98
   Albertson's                        10,186             196
   Altria Group                       15,165             689
   Archer-Daniels-Midland              1,963              25
   Brown-Forman, Cl B                    123              10
   Campbell Soup                         473              12
   Coca-Cola                           1,193              55
   Coca-Cola Enterprises                 620              11
   ConAgra Foods                       2,033              48
   Constellation Brands, Cl A*           232               7
   Dean Foods*                           511              16
   Del Monte Foods*                      371               3
   General Mills                         680              32
   Hershey Foods                         149              10
   HJ Heinz                              776              26
   Hormel Foods                          281               7
   JM Smucker                            188               7
   Kellogg                               474              16
   Kraft Foods, Cl A                   1,042              34
   Kroger*                             2,857              48
   Lancaster Colony                      103               4
   Loews                                 151               4
   McCormick                             184               5
   Pepsi Bottling Group                  105               2
   PepsiAmericas                      11,220             141
   PepsiCo                               742              33
   RJ Reynolds Tobacco Holdings        3,319             123
   Ruddick                             4,000              63
   Sara Lee                            1,739              33
   Smithfield Foods*                     313               7
   Supervalu                          10,906             233
   Tootsie Roll Industries                83               3
   Tyson Foods, Cl A                  11,289             120
   UST                                   633              22
   Winn-Dixie Stores                     316               4
   Wm. Wrigley Jr.                       104               6
                                                    --------
                                                       2,153
                                                    --------
GAS/NATURAL GAS -- 1.2%
   AGL Resources                         240               6
   Air Products & Chemicals              861              36
   Airgas                                226               4
   Dynegy, Cl A*                       1,047               4
   El Paso                             2,270              18

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   KeySpan                               596        $     21
   Kinder Morgan                          69               4
   National Fuel Gas                     248               6
   Nicor                               2,368              88
   Oneok                                 338               7
   Peoples Energy                        137               6
   Piedmont Natural Gas                  118               5
   Praxair                               428              26
   Questar                               313              10
   Sempra Energy                       6,792             194
   UGI                                   159               5
   Vectren                               257               6
   Western Gas Resources                  67               3
   WGL Holdings                          184               5
   Williams                            1,959              15
                                                    --------
                                                         469
                                                    --------
HAND/MACHINE TOOLS -- 0.1%
   Illinois Tool Works                   339              22
   Snap-On                               221               7
   Stanley Works                         250               7
                                                    --------
                                                          36
                                                    --------
HOTELS & LODGING -- 0.2%
   Harrah's Entertainment*               155               6
   Hilton Hotels                         647               8
   Mandalay Resort Group                  78               3
   Marriott International, Cl A          322              13
   MGM Mirage*                           176               6
   Park Place Entertainment*           1,078              10
   Starwood Hotels & Resorts Worldwide   536              15
   Wynn Resorts*                          58              --
                                                    --------
                                                          61
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   Clorox                                262              11
   Ethan Allen Interiors                 124               4
   Fortune Brands                        550              29
   Furniture Brands International*       175               5
   La-Z-Boy                              200               5
   Leggett & Platt                       459               9
   Newell Rubbermaid                     371              10
   Whirlpool                           4,895             312
                                                    --------
                                                         385
                                                    --------
INSURANCE -- 6.0%
   Aetna                                 332              20
   Aflac                                 709              22
   Alleghany*                             13               2
   Allstate                            9,366             334
   AMBAC Financial Group               2,291             152
   American Financial Group              128               3

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003              5

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   American International Group        4,259        $    235
   American National Insurance            39               3
   AON                                   964              23
   Chubb                                 702              42
   Cigna                               2,931             138
   Cincinnati Financial                  516              19
   CNA Financial*                         84               2
   Erie Indemnity, Cl A                   91               4
   Fidelity National Financial           473              15
   First American                        254               7
   Hartford Financial Services Group     968              49
   HCC Insurance Holdings                142               4
   Humana*                               612               9
   Jefferson-Pilot                       538              22
   John Hancock Financial Services     1,094              34
   Leucadia National                     153               6
   Lincoln National                      672              24
   Loews                               4,993             236
   Markel*                                20               5
   MBIA                                  545              27
   Mercury General                        98               4
   Metlife                             1,185              34
   MGIC Investment                       274              13
   Mony Group                            165               4
   Nationwide Financial Services, Cl A   213               7
   Odyssey Re Holdings                    46               1
   Old Republic International          7,657             262
   Pacificare Health Systems*            133               7
   PMI Group                           7,137             192
   Principal Financial Group           1,099              35
   Protective Life                       240               6
   Prudential Financial                2,089              70
   Radian Group                          321              12
   Reinsurance Group of America           74               2
   Safeco                                490              17
   St. Paul                              795              29
   Stancorp Financial Group            2,310             121
   Torchmark                             440              16
   Transatlantic Holdings                 74               5
   Travelers Property Casualty, Cl A     181               3
   Travelers Property Casualty, Cl B   3,565              56
   Unitrin                               171               5
   UnumProvident                       1,089              15
   Wesco Financial                         6               2
   WR Berkley                            156               8
                                                    --------
                                                       2,363
                                                    --------
LEASING & RENTING -- 0.0%
   Rent-A-Center*                         15               1
   Ryder System                          218               6
                                                    --------
                                                           7
                                                    --------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
MACHINERY -- 2.0%
   AGCO*                                 268        $      5
   Ametek                                 66               2
   Caterpillar                         1,304              73
   Crane                                 195               4
   Cummins                             5,130             184
   Deere                                 907              41
   Donaldson                              19               1
   Dover                                 621              19
   Eaton                                 282              22
   Emerson Electric                    1,336              68
   Johnson Controls                    2,338             200
   National-Oilwell*                     128               3
   Pall                                   81               2
   Parker Hannifin                       447              19
   Pentair                               166               6
   SPX*                                  244              11
   Tecumseh Products, Cl A             3,400             130
   Teleflex                              132               6
   Thermo Electron*                      485              10
                                                    --------
                                                         806
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 0.8%
   AmerisourceBergen                     199              14
   Anthem*                               318              25
   Apogent Technologies*                 326               7
   Bausch & Lomb                       4,488             168
   Becton Dickinson                      199               8
   C.R. Bard                              21               1
   Community Health Systems*             100               2
   HCA                                   388              12
   Health Net*                           123               4
   Henry Schein*                          56               3
   Hillenbrand Industries                128               6
   Laboratory of America Holdings*        44               1
   McKesson                              446              16
   Omnicare                              153               5
   Renal Care Group*                      76               3
   Steris*                                14              --
   Tenet Healthcare*                   1,451              17
   Triad Hospitals*                      158               4
   Universal Health Services, Cl B*       16               1
   WellChoice*                            73               2
   WellPoint Health Networks*             34               3
                                                    --------
                                                         302
                                                    --------
METALS & MINING -- 0.7%
   Alcoa                               3,200              82
   Aptargroup                            128               5
   Newmont Mining                        508              16
   Peabody Energy                        118               4
   Phelps Dodge*                         175               7
   Precision Castparts                   200               6
   Southern Peru Copper                   30              --

--------------------------------------------------------------------------------
6              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Timken                              8,908        $    156
                                                    --------
                                                         276
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 1.1%
   3M                                    169              22
   Avery Dennison                         55               2
   HON Industries                        127               4
   IKON Office Solutions              16,950             151
   Pitney Bowes                          290              11
   Steelcase, Cl A                       159               2
   Xerox*                             23,710             251
                                                    --------
                                                         443
                                                    --------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM International                     439               6
   Sherwin-Williams                      467              12
   Valspar                               180               8
                                                    --------
                                                          26
                                                    --------
PAPER & PAPER PRODUCTS -- 0.6%
   Boise Cascade                         147               3
   Bowater                               195               7
   Georgia-Pacific                       947              18
   International Paper                 1,814              65
   Kimberly-Clark                      1,341              70
   MeadWestvaco                          759              19
   Rayonier                              158               5
   Temple-Inland                         176               8
   Weyerhaeuser                          830              45
                                                    --------
                                                         240
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 8.6%
   Amerada Hess                        4,071             200
   Anadarko Petroleum                  4,331             193
   Apache                                612              40
   Baker Hughes                          293              10
   Burlington Resources                  760              41
   Chesapeake Energy                     123               1
   ChevronTexaco                       8,446             610
   ConocoPhillips                      2,570             141
   Cooper Cameron*                        16               1
   Devon Energy                          874              47
   Diamond Offshore Drilling             101               2
   ENSCO International                   360              10
   Equitable Resources                   237              10
   ExxonMobil                         32,392           1,163
   Grant Prideco*                         24              --
   Halliburton                           154               4
   Helmerich & Payne                     189               6
   Kerr-McGee                            382              17
   Key Energy Services*                  128               1
   Marathon Oil                       11,873             313
   Murphy Oil                            289              15

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Newfield Exploration*                  86        $      3
   Noble Energy                          130               5
   Occidental Petroleum               12,236             410
   Pioneer Natural Resources*            394              10
   Pogo Producing                        234              10
   Premcor*                              127               3
   Pride International*                  230               4
   Rowan*                                149               3
   Smith International*                   65               2
   Sunoco                              1,090              41
   Tidewater                             118               3
   Unocal                                977              28
   Valero Energy                         433              16
   Varco International*                  101               2
   Westport Resources*                    89               2
   XTO Energy                            279               6
                                                    --------
                                                       3,373
                                                    --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
   Eastman Kodak                       9,385             257
                                                    --------
RAILROADS -- 1.6%
   Burlington Northern Santa Fe       11,511             328
   CSX                                   809              24
   Norfolk Southern                    1,476              28
   Union Pacific                       4,462             259
                                                    --------
                                                         639
                                                    --------
REAL ESTATE -- 0.0%
   Catellus Development*                 331               7
   Forest City Enterprises, Cl A         110               5
   LNR Property                           47               2
                                                    --------
                                                          14
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
   AMB Property                          285               8
   Annaly Mortgage Management            356               7
   Apartment Investment & Management,
     Cl A                                355              12
   Archstone-Smith Trust                 690              17
   Arden Realty                          215               6
   AvalonBay Communities                 233              10
   Boston Properties                     263              12
   BRE Properties, Cl A                  174               6
   Camden Property Trust                 127               4
   CarrAmerica Realty                    196               5
   CBL & Associates Properties            79               3
   Centerpoint Properties Trust           87               5
   Chelsea Property Group                 95              --
   Cousins Properties                     92               3
   Crescent Real Estate Equity           297               5
   Developers Diversified Realty         286               8
   Duke Realty                           512              14
   Equity Office Properties Trust      1,525              41

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003              7

STATEMENT OF NET ASSETS (Unaudited)


SEI VP Large Cap Value Fund (Concluded)
June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Equity Residential                  1,032        $     27
   Federal Realty Investment Trust       165               5
   General Growth Properties             238              15
   Health Care Property Investors        231              10
   Healthcare Realty Trust               159               5
   Hospitality Properties Trust          222               7
   Host Marriott*                        951               9
   HRPT Properties Trust                 537               5
   iStar Financial                       376              14
   Kimco Realty                          349              13
   Liberty Property Trust                297              10
   Macerich                              199               7
   Mack-Cali Realty                      218               8
   Mills                                  89               3
   New Plan Excel Realty Trust           368               8
   Pan Pacific Retail Properties         151               6
   Plum Creek Timber                     693              18
   Prologis                              618              17
   Public Storage                        378              13
   Realty Income                         133              --
   Regency Centers                        99               3
   Rouse                                 292              11
   Shurgard Storage Centers, Cl A        136               5
   Simon Property Group                  497              19
   Thornburg Mortgage                    225              --
   Trizec Properties                     307               4
   United Dominion Realty Trust          426               7
   Vornado Realty Trust                  304              13
   Weingarten Realty Investors           174               7
                                                    --------
                                                         435
                                                    --------
RETAIL -- 3.2%
   Autonation*                           659              10
   Barnes & Noble*                       141               3
   Big Lots*                             237               4
   Blockbuster, Cl A                   9,594             162
   Borders Group*                        236               4
   CBRL Group                             77               3
   Circuit City Stores                   704               6
   Claire's Stores                        12              --
   Costco Wholesale*                   1,066              39
   CVS                                 1,492              42
   Darden Restaurants                 12,266             233
   Federated Department Stores         7,209             266
   Foot Locker                           536               7
   JC Penney                           1,026              17
   Limited Brands                      1,674              26
   May Department Stores               1,092              24
   McDonald's                          4,817             106
   Michaels Stores*                       45               2
   MSC Industrial Direct, Cl A*           13              --
   Neiman-Marcus Group, Cl A*            135               5
   Nordstrom                             359               7
   Office Depot*                       1,169              17
   Outback Steakhouse                     61               2

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Pier 1 Imports                         73        $      2
   Reebok International*                 156               5
   Regis                                  77               2
   Rite Aid*                             405               2
   Safeway*                            1,671              34
   Saks*                                 478               5
   Sears Roebuck                       6,133             206
   Talbots                                13               1
   Toys "R" Us*                          808              10
   Wendy's International                 369              11
                                                    --------
                                                       1,263
                                                    --------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                           282               7
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.2%
   Advanced Micro Devices*               848               5
   Applera-- Applied Biosystems
     Group                               120               2
   Applied Micro Circuits*               634               4
   Atmel*                                868               2
   Cypress Semiconductor*                198               2
   Fairchild Semiconductor
     International*                      208               3
   Integrated Device Technology*         235               3
   International Rectifier*              125               3
   Intersil, Cl A*                       285               8
   LSI Logic*                            847               6
   Micron Technology*                  1,156              14
   Mindspeed Technologies*                 1              --
   National Semiconductor*               105               2
   Novellus Systems*                     106               4
   PerkinElmer                           245               3
                                                    --------
                                                          61
                                                    --------
SOFTWARE -- 0.1%
   BMC Software*                          81               1
   Computer Associates International     380               9
   Compuware*                          1,350               8
   DST Systems*                           28               1
   Network Associates*                    65               1
   Novell*                               768               2
   Peoplesoft*                           845              15
   Siebel Systems*                       670               6
   Sungard Data Systems*                  78               2
                                                    --------
                                                          45
                                                    --------
STEEL & STEEL WORKS -- 0.1%
   Nucor                                 296              15
   United States Steel                   391               6
                                                    --------
                                                          21
                                                    --------
--------------------------------------------------------------------------------
8              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 5.9%
   Alltel                              1,179        $     57
   AT&T                                2,978              57
   AT&T Wireless Services*             4,709              39
   BellSouth                          10,993             293
   CenturyTel                            542              19
   Citizens Communications*            1,072              14
   IDT*                                  115               2
   Level 3 Communications*             1,397               9
   Lucent Technologies*               15,657              32
   Qwest Communications
     International*                    3,990              19
   SBC Communications                 21,280             544
   Sprint-FON Group                   27,104             390
   Telephone & Data Systems              128               6
   US Cellular*                           36               1
   Verizon Communications             21,814             860
   West*                                   6              --
                                                    --------
                                                       2,342
                                                    --------
TRUCKING -- 0.0%
   CNF                                   186               5
   JB Hunt Transport Services*            58               2
   Navistar International*                86               3
   Swift Transportation*                  59               1
   Werner Enterprises                     80               2
                                                    --------
                                                          13
                                                    --------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                 258               6
                                                    --------
WHOLESALE -- 0.1%
   Genuine Parts                         658              21
   Ingram Micro, Cl A*                   400               4
   Performance Food Group*                55               2
   Tech Data*                            202               5
   W.W. Grainger                         288              14
                                                    --------
                                                          46
                                                    --------
Total Common Stock
   (Cost $39,541)                                     37,177
                                                    --------

EXCHANGE TRADED FUND -- 0.2%
   iShares Russell 1000 Value
     Index Fund                        1,426              72
                                                    --------
Total Exchange Traded Fund
   (Cost $71)                                             72
                                                    --------

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CASH EQUIVALENT -- 0.3%
   Evergreen Select Money
     Market Fund                     113,000        $    113
                                                    --------
Total Cash Equivalent
   (Cost $113)                                           113
                                                    --------

REPURCHASE AGREEMENT -- 7.8%
   Morgan Stanley Dean Witter (A)
     1.050%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $3,062,402
     (collateralized by various
     U.S. Government Agency
     Obligations, total market
     value: $3,139,311)               $3,062           3,062
                                                    --------
Total Repurchase Agreement
   (Cost $3,062)                                       3,062
                                                    --------
Total Investments -- 102.6%
   (Cost $42,787)                                     40,424
                                                    --------

OTHER ASSETS AND LIABILITIES -- (2.6)%
Investment Advisory Fees Payable                         (10)
Administrator Fees Payable                                (8)
Other Asset and Liabilities                             (999)
                                                    --------
Total Other Assets and Liabilities, Net               (1,017)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 4,130,720 outstanding shares
   of beneficial interest                             42,126
Undistributed net investment income                      180
Accumulated net realized loss on investments            (505)
Net unrealized depreciation on investments            (2,363)
Net unrealized depreciation on futures contracts         (31)
                                                    --------
Total Net Assets -- 100.0%                          $ 39,407
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share
   ($39,407,251 / 4,130,720 shares)                    $9.54
                                                    ========
* Non-Income Producing Security
(A) Tri-Party Repurchase Agreement.
Cl -- Class
NY -- New York
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003              9

STATEMENT OF NET ASSETS (Unaudited)


SEI VP Large Cap Growth Fund
June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 95.3%
APPAREL/TEXTILES -- 0.6%
   Cintas                              4,700        $    167
                                                    --------
BANKS -- 0.9%
   Golden West Financial               1,080              86
   State Street                        4,740             187
                                                    --------
                                                         273
                                                    --------
BEAUTY PRODUCTS -- 2.0%
   Avon Products                       1,910             119
   Colgate-Palmolive                   4,360             252
   Procter & Gamble                    2,240             200
                                                    --------
                                                         571
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 12.6%
   AOL Time Warner*                   22,040             355
   Clear Channel Communications*      11,910             505
   COX Communications, Cl A*           5,090             162
   Gannett                             1,700             131
   Lamar Advertising*                  2,820              99
   Liberty Media, Cl A*               40,730             471
   McGraw-Hill                         5,840             362
   New York Times, Cl A                3,550             161
   Univision Communications*          18,280             556
   Valassis Communications*            3,780              97
   Viacom, Cl B*                      17,570             767
                                                    --------
                                                       3,666
                                                    --------
COMMERCIAL SERVICES -- 2.6%
   Cendant*                           28,130             515
   Sabre Holdings                     10,040             248
                                                    --------
                                                         763
                                                    --------
COMMUNICATIONS EQUIPMENT -- 3.5%
   Crown Castle International*        12,900             100
   EchoStar Communications*            9,340             323
   Nokia Oyj ADR                      14,300             235
   Qualcomm                           10,590             379
                                                    --------
                                                       1,037
                                                    --------
COMPUTERS & SERVICES -- 8.6%
   BISYS Group*                        1,900              35
   Cisco Systems*                     50,475             842
   Dell Computer*                     24,180             773
   eBay*                               4,800             500
   EMC                                34,830             365
                                                    --------
                                                       2,515
                                                    --------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
DATA PROCESSING -- 5.2%
   Automatic Data Processing           2,300        $     78
   First Data                         29,960           1,241
   Fiserv*                             6,000             214
                                                    --------
                                                       1,533
                                                    --------
DRUGS -- 10.3%
   Bristol-Myers Squibb                3,150              85
   Eli Lilly                           9,300             641
   Pfizer                             39,520           1,350
   Schering-Plough                     3,320              62
   Wyeth                              19,100             870
                                                    --------
                                                       3,008
                                                    --------
ELECTRONICS -- 0.4%
   Energizer Holdings*                 3,530             111
                                                    --------
ENTERTAINMENT -- 0.3%
   Metro-Goldwyn-Mayer*                6,530              81
                                                    --------
FINANCIAL SERVICES -- 10.9%
   Charles Schwab                     73,670             743
   Concord EFS*                        4,400              65
   Fannie Mae                         10,480             707
   Freddie Mac                        12,960             658
   Goldman Sachs Group                 4,400             369
   MBNA                               12,880             268
   Moody's                             2,360             124
   Paychex                             8,900             261
                                                    --------
                                                       3,195
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 5.0%
   Coca-Cola                           5,910             274
   PepsiCo                            17,010             757
   Wm. Wrigley Jr.                     7,540             424
                                                    --------
                                                       1,455
                                                    --------
HOTELS & LODGING -- 2.1%
   Harrah's Entertainment*             7,600             306
   Marriott International, Cl A        4,810             185
   Starwood Hotels &
     Resorts Worldwide                 3,890             111
                                                    --------
                                                         602
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.3%
   General Electric                    3,510             101
                                                    --------
INSURANCE -- 1.9%
   AMBAC Financial Group               3,320             220
   American International Group        6,100             337
                                                    --------
                                                         557
                                                    --------

--------------------------------------------------------------------------------
10             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 6.8%
   Amgen*                              8,520        $    566
   Cardinal Health                     2,500             161
   IMS Health                          2,700              49
   Johnson & Johnson                  11,970             619
   Medtronic                          12,200             585
                                                    --------
                                                       1,980
                                                    --------
RETAIL -- 9.3%
   Costco Wholesale*                   4,100             150
   Dollar Tree Stores*                 2,770              88
   Family Dollar Stores               12,350             471
   Home Depot                          7,800             258
   Kohl's*                             5,300             272
   Lowe's                              8,540             367
   Wal-Mart Stores                    17,860             959
   Walgreen                            4,670             141
                                                    --------
                                                       2,706
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.9%
   Intel                              52,700           1,095
   Texas Instruments                  18,470             325
                                                    --------
                                                       1,420
                                                    --------
SOFTWARE -- 6.8%
   DST Systems*                        1,400              53
   Intuit*                             4,950             220
   Microsoft                          59,800           1,532
   Sungard Data Systems*               3,600              93
   Veritas Software*                   3,300              95
                                                    --------
                                                       1,993
                                                    --------
WHOLESALE -- 0.3%
   Fastenal                            2,900              98
                                                    --------
Total Common Stock
   (Cost $29,453)                                     27,832
                                                    --------

CASH EQUIVALENT -- 0.2%
   First Union Cash Management
     Program                          50,918              51
                                                    --------
Total Cash Equivalent
   (Cost $51)                                             51
                                                    --------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.2%
   Morgan Stanley Dean Witter (A)
     0.750%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $1,633,385
     (collateralized by various
     U.S. Government Agency
     Obligations, total market
     value: $1,673,465)               $1,633        $  1,633
   Morgan Stanley Dean Witter (A)
     1.000%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $179,975
     (collateralized by various
     U.S. Treasury Obligations,
     total market value: $183,574)       180             180
                                                    --------
Total Repurchase Agreements
   (Cost $1,813)                                       1,813
                                                    --------
Total Investments -- 101.7%
   (Cost $31,317)                                     29,696
                                                    --------

OTHER ASSETS AND LIABILITIES -- (1.7)%
Investment Advisory Fees Payable                          (8)
Administrator Fees Payable                                (6)
Other Asset and Liabilities                             (484)
                                                    --------
Total Other Assets and Liabilities, Net                 (498)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 7,095,530 outstanding shares
   of beneficial interest                             48,353
Distributions in excess of net investment income          (9)
Accumulated net realized loss on investments         (17,507)
Net unrealized depreciation on investments            (1,621)
Net unrealized depreciation on futures contracts         (18)
                                                    --------
Total Net Assets -- 100.0%                          $ 29,198
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share
   ($29,198,104 / 7,095,530 shares)                    $4.11
                                                    ========
* Non-Income Producing Security
(A) Tri-Party Repurchase Agreement.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             11

STATEMENT OF NET ASSETS (Unaudited)


SEI VP Small Cap Value Fund
June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 84.6%
AGRICULTURE -- 1.0%
   Delta & Pine Land                   7,400        $    163
                                                    --------
APPAREL/TEXTILES -- 0.7%
   Kellwood                            2,125              67
   Unifirst                            2,500              55
                                                    --------
                                                         122
                                                    --------
AUTOMOTIVE -- 2.0%
   AO Smith                            1,800              50
   Arctic Cat                          4,900              94
   ArvinMeritor                        5,000             101
   Harsco                              2,800             101
                                                    --------
                                                         346
                                                    --------
BANKS -- 10.4%
   BankAtlantic Bancorp, Cl A         10,400             124
   Colonial BancGroup                  7,000              97
   Commercial Federal                  9,050             192
   Downey Financial                    2,300              95
   First Citizens Bancshares, Cl A       400              40
   First Financial Bancorp             2,125              34
   FirstFed Financial*                 3,100             109
   Flagstar Bancorp                    6,000             147
   Flushing Financial                  2,800              62
   Independence Community Bank         3,800             107
   MAF Bancorp                         1,900              71
   OceanFirst Financial                1,800              44
   Provident Financial Group           2,900              74
   Provident Financial Services        3,225              62
   Republic Bancorp                    3,200              43
   Seacoast Financial Services         4,000              79
   Silicon Valley Bancshares*          4,200             100
   South Financial Group               2,300              54
   Staten Island Bancorp               7,000             136
   UMB Financial                         500              21
   Washington Federal                  3,509              81
                                                    --------
                                                       1,772
                                                    --------
BIOTECHNOLOGY -- 0.7%
   Bio-Rad Laboratories, Cl A*         2,300             127
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.2%
   American Greetings, Cl A*          16,475             323
   Banta                               3,200             104
   Bowne                               5,700              74
   Consolidated Graphics*              2,700              62
   Hollinger International            13,625             147
                                                    --------
                                                         710
                                                    --------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
BUILDING & CONSTRUCTION -- 4.8%
   M/I Schottenstein Homes             3,400        $    145
   MDC Holdings                        3,025             146
   NVR*                                  200              82
   Ryland Group                        2,600             180
   Texas Industries                    3,380              81
   Universal Forest Products           3,500              73
   Walter Industries                   4,200              49
   York International                  2,500              59
                                                    --------
                                                         815
                                                    --------
CHEMICALS -- 3.0%
   Albemarle                           3,700             104
   Cytec Industries*                   3,425             116
   Ethyl*                              1,120              11
   HB Fuller                           3,000              66
   Millennium Chemicals               10,075              96
   Minerals Technologies               1,900              92
   Wellman                             1,800              20
                                                    --------
                                                         505
                                                    --------
COMMERCIAL SERVICES -- 2.6%
   Blyth                               3,275              89
   Brink's                             8,750             128
   Powell Industries*                  2,000              29
   Service International*             13,500              52
   SPS Technologies*                   1,260              34
   Stewart Enterprises, Cl A*         12,300              53
   Tredegar                            4,100              62
                                                    --------
                                                         447
                                                    --------
COMMUNICATIONS EQUIPMENT -- 1.7%
   Andrew*                             4,975              46
   Belden                              5,600              89
   Checkpoint Systems*                 5,500              78
   CommScope*                          7,300              69
                                                    --------
                                                         282
                                                    --------
COMPUTERS & SERVICES -- 2.6%
   American Management Systems*        6,000              86
   Earthlink*                         15,550             123
   Iomega*                             2,980              31
   Paxar*                              3,700              41
   Storage Technology*                 5,000             129
   SYKES Enterprises*                  5,000              24
                                                    --------
                                                         434
                                                    --------
DATA PROCESSING -- 0.8%
   CSG Systems International*          9,150             129
                                                    --------

--------------------------------------------------------------------------------
12             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ELECTRICAL SERVICES -- 1.3%
   Avista                              4,000        $     57
   PNM Resources                       3,100              83
   UIL Holdings                        2,200              89
                                                    --------
                                                         229
                                                    --------
ELECTRONICS -- 1.3%
   Analogic                            1,700              83
   Barnes Group                        2,800              61
   Methode Electronics, Cl A           7,700              83
                                                    --------
                                                         227
                                                    --------
ENTERTAINMENT -- 2.6%
   Callaway Golf                       8,950             118
   Gaylord Entertainment*              1,500              29
   Speedway Motorsports               10,775             289
                                                    --------
                                                         436
                                                    --------
FINANCIAL SERVICES -- 2.4%
   Raymond James Financial             3,600             119
   Student Loan                        1,100             139
   Waddell & Reed Financial, Cl A      5,850             150
                                                    --------
                                                         408
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 1.1%
   Interstate Bakeries                 6,200              79
   Universal                           2,700             114
                                                    --------
                                                         193
                                                    --------
GAS/NATURAL GAS -- 1.1%
   Oneok                               3,600              71
   UGI                                 3,800             120
                                                    --------
                                                         191
                                                    --------
HOTELS & LODGING -- 0.5%
   Aztar*                              5,500              89
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.8%
   Furniture Brands International*     3,250              85
   Kimball International, Cl B         2,100              33
   Salton*                             1,300              11
                                                    --------
                                                         129
                                                    --------
INSURANCE -- 4.5%
   AmerUs Group                        2,600              73
   CNA Surety                          1,900              19
   Commerce Group                      2,600              94


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Delphi Financial Group, Cl A        1,400        $     66
   FBL Financial Group, Cl A           1,660              33
   Landamerica Financial Group         3,500             166
   Pacificare Health Systems*          2,900             143
   Phoenix                            12,700             115
   Presidential Life                   3,300              47
   Vesta Insurance Group               3,600               8
                                                    --------
                                                         764
                                                    --------
LEASING & RENTING -- 2.1%
   Dollar Thrifty Automotive Group*    4,500              84
   Rent-A-Center*                      1,800             136
   Ryder System                        4,500             115
   United Rentals*                     2,000              28
                                                    --------
                                                         363
                                                    --------
MACHINERY -- 2.7%
   Applied Industrial Technologies     4,400              93
   Axcelis Technologies*              15,075              92
   Briggs & Stratton                   2,100             106
   Crane                               5,525             125
   Woodward Governor                   1,100              47
                                                    --------
                                                         463
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 5.2%
   Acuity Brands                      13,225             240
   Alpharma, Cl A                      3,800              82
   Haemonetics*                        5,380             101
   LifePoint Hospitals*                4,925             103
   Ocular Sciences*                    4,025              80
   PolyMedica                          1,300              59
   Prime Medical Services*             5,900              28
   Sola International*                 5,800             101
   US Oncology*                       12,700              94
                                                    --------
                                                         888
                                                    --------
METALS & MINING -- 1.7%
   Commercial Metals                   2,200              39
   Jacuzzi Brands*                     9,100              48
   Precision Castparts                 1,700              53
   Shaw Group*                         4,700              57
   Silgan Holdings*                    2,700              84
                                                    --------
                                                         281
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 1.1%
   IKON Office Solutions               7,900              70
   ProQuest*                           3,050              79
   Standard Register                   2,400              40
                                                    --------
                                                         189
                                                    --------

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             13

STATEMENT OF NET ASSETS (Unaudited)


SEI VP Small Cap Value Fund (Concluded)
June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.7%
   Rayonier                            4,860        $    161
   Rock-Tenn, Cl A                     3,500              59
   Schweitzer-Mauduit International    2,900              70
                                                    --------
                                                         290
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 2.3%
   Forest Oil*                         2,250              57
   Holly                               2,000              55
   Stone Energy*                       2,400             101
   Tesoro Petroleum*                   8,200              56
   Veritas DGC*                        6,700              77
   World Fuel Services                 1,500              37
                                                    --------
                                                         383
                                                    --------
REAL ESTATE -- 0.8%
   Avatar Holdings*                    4,650             140
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   Bedford Property Investors          2,700              77
   Boykin Lodging                      8,200              64
   Colonial Properties Trust             200               7
   HRPT Properties Trust              10,800              99
   Koger Equity                        1,800              31
   Mission West Properties             3,600              41
   Novastar Financial                  1,700             101
   RAIT Investment Trust               1,800              48
                                                    --------
                                                         468
                                                    --------
RETAIL -- 6.3%
   BJ's Wholesale Club*                5,100              77
   BOB Evans Farms                     1,900              53
   Brown Shoe                          4,100             122
   Cato, Cl A                          3,900              82
   Dillard's, Cl A                     4,100              55
   Dress Barn*                           607               8
   Footstar*                           8,950             116
   Lone Star Steakhouse & Saloon       3,800              83
   Payless Shoesource*                10,195             127
   Ryan's Family Steak Houses*         8,700             122
   Sonic Automotive*                   3,600              79
   Zale*                               3,650             146
                                                    --------
                                                       1,070
                                                    --------
RUBBER-TIRES -- 0.8%
   Bandag                              1,100              41
   Cooper Tire & Rubber                5,800             102
                                                    --------
                                                         143
                                                    --------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.4%
   Fairchild Semiconductor
     International*                    8,875        $    113
   PerkinElmer                         8,600             119
                                                    --------
                                                         232
                                                    --------
SOFTWARE -- 3.2%
   Dendrite International*            29,425             379
   Digi International*                 5,500              32
   Novell*                            13,400              41
   Sybase*                             7,100              99
                                                    --------
                                                         551
                                                    --------
STEEL & STEEL WORKS -- 1.2%
   AK Steel Holding*                   4,200              15
   Quanex                              2,300              68
   Steel Dynamics*                     4,600              63
   Steel Technologies                  5,000              51
                                                    --------
                                                         197
                                                    --------
TRUCKING -- 0.7%
   Roadway                             2,200              63
   SCS Transportation*                   950              12
   USF                                 1,800              48
                                                    --------
                                                         123
                                                    --------
WHOLESALE -- 0.5%
   Handleman*                          5,000              80
                                                    --------
Total Common Stock
   (Cost $11,817)                                     14,379
                                                    --------

RIGHTS -- 0.0%
   Bank United*                        1,700              --
                                                    --------
Total Rights
   (Cost $1)                                              --
                                                    --------

WARRANTS -- 0.0%
   Washington Mutual (A)*              1,000               1
                                                    --------
Total Warrants
   (Cost $0)                                               1
                                                    --------

CASH EQUIVALENT -- 0.0%
   Evergreen Select Money Market Fund  4,312               4
                                                    --------
Total Cash Equivalent
   (Cost $4)                                               4
                                                    --------

--------------------------------------------------------------------------------
14             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.8%
   Morgan Stanley Dean Witter (B)
     0.750%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $2,679,081
     (collateralized by various
     U.S. Treasury Obligations,
     total market value: $2,732,688)  $2,679        $  2,679
                                                    --------
Total Repurchase Agreement
   (Cost $2,679)                                       2,679
                                                    --------
Total Investments -- 100.4%
   (Cost $14,501)                                     17,063
                                                    --------

OTHER ASSETS AND LIABILITIES -- (0.4)%
Investment Advisory Fees Payable                          (7)
Administrator Fees Payable                                (3)
Other Asset and Liabilities                              (56)
                                                    --------
Total Other Assets and Liabilities, Net                  (66)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,341,020 outstanding shares
   of beneficial interest                             14,409
Undistributed net investment income                       18
Accumulated net realized gain on investments              53
Net unrealized appreciation on investments             2,562
Net unrealized depreciation on futures contracts         (45)
                                                    --------
Total Net Assets -- 100.0%                          $ 16,997
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share
   ($16,996,510 / 1,341,020 shares)                   $12.67
                                                    ========
* Non-Income Producing Security
(A) Represents a potential distribution settlement in a legal claim and, therefore, does not have a strike price or expiration date.
(B) Tri-Party Repurchase Agreement.
Cl -- Class
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             15

SCHEDULE OF INVESTMENTS (Unaudited)



SEI VP Small Cap Growth Fund
June 30, 2003
-------------------------------------------------------------
                          Shares/Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CASH EQUIVALENT -- 1.8%
   First Union Cash Management
     Program                          96,881        $     97
                                                    --------
Total Cash Equivalent
   (Cost $97)                                             97

REPURCHASE AGREEMENT -- 3.6%
   Morgan Stanley Dean Witter (A)
     0.750%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $191,645
     (collateralized by various
     U.S. Treasury Obligations,
     total market value: $195,479)      $192             192
                                                    --------
Total Repurchase Agreement
   (Cost $192)                                           192
                                                    --------
Total Investments -- 5.4%
   (Cost $289)                                      $    289
                                                    ========
Percentages are based on Net Assets of $5,327,327.
(A) Tri-Party Repurchase Agreement.

The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
16             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

SEI VP International Equity Fund

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
FOREIGN COMMON STOCK -- 60.7%
AUSTRALIA -- 1.7%
   Alumina                             3,900        $     11
   Australia & New Zealand
     Banking Group                     3,800              47
   Foster's Group                     19,332              55
   National Australia Bank (B)         1,429              32
   News                                2,612              20
   QBE Insurance Group (B)             4,229              26
   WMC Resources*                      3,900               9
   Woolworths                          7,321              61
                                                    --------
                                                         261
                                                    --------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR              687              20
                                                    --------
CANADA -- 2.5%
   Abitibi-Consolidated                4,400              28
   Alcan                                 600              19
   BCE                                 3,800              87
   Bombardier                         18,400              62
   Suncor Energy                       1,500              28
   TELUS                               2,800              46
   Thomson (B)                         2,700              84
   Thomson (USD)                       1,000              31
                                                    --------
                                                         385
                                                    --------
DENMARK -- 0.2%
   Novo-Nordisk A/S                      800              28
                                                    --------
FINLAND -- 0.9%
   Nokia OYJ                           6,570             108
   UPM-Kymmene Oyj                     2,800              41
                                                    --------
                                                         149
                                                    --------
FRANCE -- 6.8%
   Accor                                 700              25
   Air Liquide                           450              67
   BNP Paribas                         3,200             163
   Bouygues                            3,500              97
   Carrefour                             400              20
   Cie Generale D'Optique
     Essilor International               800              32
   France Telecom                      2,100              52
   Groupe Danone                         400              55
   L'Oreal                               600              42
   Pechiney                              700              25
   Renault                             1,600              85
   Sanofi-Synthelabo                   4,600             269


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Schneider Electric                  1,300        $     61
   Vivendi Universal (B)*              4,350              79
                                                    --------
                                                       1,072
                                                    --------
GERMANY -- 3.0%
   Allianz                               400              33
   DaimlerChrysler                     1,100              38
   Deutsche Bank                       1,000              65
   Deutsche Telekom*                   5,100              78
   Epcos*                                500               7
   Infineon Technologies*              1,400              14
   Metro                               1,000              32
   Muenchener Rueckversicherungs         400              41
   SAP                                   400              47
   SAP ADR                               100               3
   Siemens                             2,100             103
   TUI                                   900              13
                                                    --------
                                                         474
                                                    --------
HONG KONG -- 1.8%
   Cheung Kong Holdings                6,000              36
   China Mobile                        7,500              18
   Hang Lung Properties (B)           22,000              20
   Hang Seng Bank                      3,700              39
   Hongkong Land Holdings             19,000              24
   Hutchison Whampoa                   5,400              33
   Johnson Electric Holdings          26,000              32
   Li & Fung                          30,000              38
   Sun Hung Kai Properties             3,000              15
   Swire Pacific, Cl A                 4,500              20
                                                    --------
                                                         275
                                                    --------
IRELAND -- 0.3%
   CRH                                 2,700              42
                                                    --------
ITALY -- 0.8%
   Assicurazioni Generali                700              16
   ENI-Ente Nazionale Idrocarburi      7,500             113
   Mediaset                               54               1
                                                    --------
                                                         130
                                                    --------
JAPAN -- 11.1%
   Acom                                  600              22
   Advantest                             800              35
   Aeon                                3,000              69
   Canon                               1,000              46
   Chugai Pharmaceutical               2,700              31
   Dai Nippon Printing                 2,000              21
   Daiwa Securities Group              6,000              34
   Hirose Electric                     1,000              83
   Hitachi                             5,000              21
   Hoya                                  700              48


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Japan Airlines System (B)*         10,000        $     22
   Japan Telecom Holdings                  7              21
   Kansai Electric Power               1,500              24
   Keyence                               100              18
   Mitsubishi                          3,000              21
   Mitsubishi Estate                   7,000              47
   Mitsubishi Heavy Industries         8,000              21
   Mitsubishi Motors (B)*             14,000              32
   Mitsui Fudosan                      7,000              45
   Mitsui Sumitomo Insurance           5,000              23
   Murata Manufacturing                  600              24
   NEC*                               10,000              50
   Nidec                                 400              26
   Nikko Cordial                       9,000              36
   Nikon*                              3,000              25
   Nissan Motor                       12,000             115
   Nitto Denko                           700              23
   Nomura Holdings                     4,000              51
   NTT DoCoMo                              8              17
   ORIX*                                 900              50
   Rohm                                  600              65
   Sankyo                              2,000              24
   Sekisui House                       5,000              38
   Shimamura                             300              16
   Shionogi                            4,000              54
   SMC                                   300              25
   Sony                                1,500              42
   Suzuki Motor                        6,000              78
   TDK                                   700              35
   Tokyo Electron                      1,900              90
   Tokyu                               9,000              29
   Toray Industries                   15,000              35
   Tostem Inax Holding                 2,000              29
   Yahoo Japan*                            3              49
   Yamato Transport                    2,000              22
                                                    --------
                                                       1,732
                                                    --------
LUXEMBOURG -- 0.1%
   SES Global FDR                      2,000              13
                                                    --------
MEXICO -- 0.7%
   America Movil ADR, Ser L            2,900              54
   Telefonos de Mexico ADR, Ser L      1,900              60
                                                    --------
                                                         114
                                                    --------
NETHERLANDS -- 6.4%
   ABN AMRO Holding                    7,596             145
   Aegon                              13,158             132
   ASML Holding*                       3,200              30
   Heineken                            2,650              94
   Heineken Holding, Cl A              1,450              42
   ING Groep                           4,200              73


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Koninklijke Philips Electronics     2,100        $     40
   Koninklijke Philips Electronics
     (NY Shares)                         400               8
   Numico                                800              12
   Reed Elsevier                         700               8
   Royal Dutch Petroleum               5,100             237
   Royal Dutch Petroleum (NY Shares)     700              32
   Royal KPN*                         13,500              96
   VNU                                 1,719              53
                                                    --------
                                                       1,002
                                                    --------
NORWAY -- 0.8%
   Norsk Hydro                         1,100              54
   Norske Skogindustrier                 300               5
   Statoil                             7,900              67
                                                    --------
                                                         126
                                                    --------
PORTUGAL -- 0.1%
   Portugal Telecom                    2,400              17
                                                    --------
SINGAPORE -- 1.5%
   DBS Group Holdings                  7,000              41
   Singapore Airlines                  4,000              24
   Singapore Technologies
     Engineering                      18,000              18
   Singapore Telecommunications      144,728             124
   United Overseas Bank                3,000              21
                                                    --------
                                                         228
                                                    --------
SOUTH KOREA -- 0.8%
   Samsung Electronics GDR (A)           860             128
                                                    --------
SPAIN -- 1.9%
   Banco Bilbao Vizcaya Argentaria     9,800             103
   Inditex                             3,600              91
   Repsol YPF                          1,800              29
   Telefonica*                         6,128              71
                                                    --------
                                                         294
                                                    --------
SWEDEN -- 1.0%
   Assa Abloy                          4,200              41
   ForeningsSparbanken                 4,800              66
   Sandvik                               800              21
   Svenska Handelsbanken               1,500              24
                                                    --------
                                                         152
                                                    --------
SWITZERLAND -- 6.0%
   Compagnie Financiere Richemont,
     Cl A                              5,476              88
   Credit Suisse Group                 1,759              46
   Holcim*                             2,185              81
   Nestle                                544             112

--------------------------------------------------------------------------------
18             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Novartis                            4,260        $    169
   Roche Holding                         750              59
   STMicroelectronics (B)              2,700              57
   Swiss Reinsurance                   2,366             131
   Swisscom                              379             108
   Synthes-Stratec                        29              21
   UBS                                 1,208              67
                                                    --------
                                                         939
                                                    --------
TAIWAN -- 0.3%
   Taiwan Semiconductor
     Manufacturing ADR*                4,750              48
                                                    --------
UNITED KINGDOM -- 11.9%
   ARM Holdings*                       7,100               8
   AstraZeneca                           200               8
   AstraZeneca (SEK)                   7,900             320
   BAE Systems                        19,546              46
   Barclays                            6,100              45
   BG Group                           19,400              86
   BHP Billiton                       15,950              84
   BOC Group                           2,500              32
   Brambles Industries                 6,000              16
   Centrica                            8,000              23
   Compass Group                       3,900              21
   GlaxoSmithKline                       800              16
   HBOS                                3,300              43
   HSBC Holdings                       7,300              86
   Marks & Spencer Group               8,661              45
   mmO2*                              29,100              27
   National Grid Transco               7,800              53
   Pearson                             8,500              80
   Prudential                          2,800              17
   Reed Elsevier                       2,500              21
   Reuters Group                       6,100              18
   Royal Bank of Scotland Group        6,000             168
   Smiths Group                        8,100              94
   Standard Chartered                  5,300              64
   Unilever                            8,500              68
   Vodafone Group                    181,992             356
   Xstrata                             4,000              27
                                                    --------
                                                       1,872
                                                    --------
Total Foreign Common Stock
   (Cost $11,743)                                      9,501
                                                    --------

FOREIGN PREFERRED STOCK -- 0.2%
   Cia Vale do Rio Doce ADR            1,300              36
                                                    --------
Total Foreign Preferred Stock
   (Cost $31)                                             36
                                                    --------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
FOREIGN CONVERTIBLE BONDS -- 0.1%
SWITZERLAND -- 0.1%
   Credit Suisse Group CV To
      32.3311 Shares
        6.000%, 12/23/05                  12        $     10
                                                    --------
Total Foreign Convertible Bonds
   (Cost $8)                                              10
                                                    --------

CORPORATE OBLIGATIONS (C) -- 0.4%
   CIT Group
        2.030%, 04/08/04                  22              22
   Liberty Light US Capital
        1.150%, 06/16/04                  20              21
   United Health Group
        1.580%, 11/11/03                  17              17
                                                    --------
Total Corporate Obligations
   (Cost $60)                                             60
                                                    --------

COMMERCIAL PAPER (C) -- 1.2%
   Amstel Funding
        6.320%, 11/21/03                  20              20
   Amsterdam Funding
        6.340%, 08/19/03                  20              20
   Aquinas Funding
        6.340%, 08/25/03                  20              20
   Atlantis One Funding
        6.320%, 11/10/03                  20              20
   General Electric Capital
        6.340%, 08/12/03                  20              20
   Greyhawk Funding
        6.350%, 07/17/03                  20              20
   Mitten
        7.400%, 08/15/03                  24              24
   Park Granada
        2.640%, 07/15/03                   8               9
        2.070%, 08/15/03                   7               7
        1.990%, 08/15/03                   6               7
   Tannehill Capital
        6.320%, 11/14/03                  20              20
                                                    --------
Total Commercial Paper
   (Cost $187)                                           187
                                                    --------



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             19

SCHEDULE OF INVESTMENTS (Unaudited)



SEI VP International Equity Fund (Concluded)
June 30, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CASH EQUIVALENT -- 0.4%
   One Group Institutional Prime
     Money Market Fund (C)            68,036        $     68
                                                    --------
Total Cash Equivalent
   (Cost $68)                                             68
                                                    --------

REPURCHASE AGREEMENT -- 0.0%
   UBS Paine Webber (C)
     1.250%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $5,698
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $5,814)          $6               6
                                                    --------
Total Repurchase Agreement
   (Cost $6)                                               6
                                                    --------
Total Investments -- 63.0%
   (Cost $12,103)                                   $  9,868
                                                    ========

Percentages are based on Net Assets of $15,662,455.
* Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(B) This security or a partial position of this security is on loan at June 30, 2003 (see Note 10). The total value of securities on loan at June 30, 2003 was $304,436.
(C) These securities were purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2003 was $321,362 (See Note 10).
ADR -- American Depositary Receipt
Cl -- Class
CV -- Convertible
FDR -- Fiduciary Depositary Receipt
GDR -- Global Depositary Receipt
NY -- New York
SEK -- Swedish Krona
SER -- Series
USD -- United States Dollar

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
20             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

STATEMENT OF NET ASSETS (Unaudited)



SEI VP Emerging Markets Equity Fund
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
FOREIGN COMMON STOCK -- 88.1%
BRAZIL -- 2.2%
   Cia Vale do Rio Doce ADR            3,003         $    89
   Gerdau ADR                          2,000              24
                                                     -------
                                                         113
                                                     -------
CHILE -- 1.4%
   Cia de Telecomunicaciones de
     Chile ADR*                        5,069              60
   Empresa Nacional de
     Electricidad ADR                    500               4
   Enersis ADR*                        1,773               8
                                                     -------
                                                          72
                                                     -------
CZECH REPUBLIC -- 1.0%
   Komercni Banka                        750              54
                                                     -------
EGYPT -- 0.5%
   Mobinil-Eqyptian Mobile Netork      3,096              28
                                                     -------
HONG KONG -- 4.4%
   Beijing Datang Power*              48,000              21
   China Merchants Holdings
     International                    54,000              48
   China Mobile                       34,000              80
   Citic Pacific                       9,000              16
   CNOOC                              41,000              61
                                                     -------
                                                         226
                                                     -------
HUNGARY -- 1.4%
   Matav                               5,019              17
   OTP Bank                            5,800              56
                                                     -------
                                                          73
                                                     -------
INDIA -- 3.9%
   Bajaj Auto GDR                      3,451              42
   Dr Reddy's Laboratories ADR         2,273              53
   HDFC Bank ADR*                      2,340              44
   Tata Engineering & Locomotive GDR* 14,980              63
                                                     -------
                                                         202
                                                     -------
INDONESIA -- 0.8%
   HM Sampoerna Tbk                   77,500              39
                                                     -------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ISRAEL -- 3.6%
   Bank Hapoalim*                     10,622         $    23
   Check Point Software Technologies*  1,800              35
   Teva Pharmaceutical Industries ADR  2,282             130
                                                     -------
                                                         188
                                                     -------
MALAYSIA -- 3.5%
   British American Tobacco Malaysia   4,600              47
   Maxis Communications               30,600              46
   Public Bank                        86,000              68
   Road Builder M Holdings            22,500              21
                                                     -------
                                                         182
                                                     -------
MEXICO -- 8.0%
   America Movil ADR, Ser L            2,000              37
   Grupo Financiero BBVA
     Bancomer, Cl B*                 115,331              98
   Grupo Televisa ADR*                 1,000              35
   Kimberly-Clark de Mexico, Cl A     13,080              35
   Telefonos de Mexico ADR, Ser L      3,000              94
   Wal-Mart de Mexico, Ser C           5,600              15
   Wal-Mart de Mexico, Ser V          32,668              97
                                                     -------
                                                         411
                                                     -------
PHILIPPINES -- 0.4%
   SM Prime Holdings                 196,000              22
                                                     -------
POLAND -- 1.0%
   Bank Pekao*                         1,608              41
   Polski Koncern Naftowy Orlen GDR    1,021              10
                                                     -------
                                                          51
                                                     -------
RUSSIA -- 5.7%
   LUKOIL ADR                          1,639             129
   Mobile Telesystems ADR*             1,114              66
   YUKOS ADR                           1,822             102
                                                     -------
                                                         297
                                                     -------
SOUTH AFRICA -- 10.5%
   ABSA Group                         13,660              64
   Anglo American Platinum               424              14
   Anglogold                             528              17
   FirstRand                          48,961              50
   Gold Fields                         3,255              39


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             21

STATEMENT OF NET ASSETS (Unaudited)



SEI VP Emerging Markets Equity Fund (Concluded)
June 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Impala Platinum Holdings              594         $    35
   Iscor                              19,676              42
   Johnnic Holdings*                   7,156               9
   MTN Group*                         32,903              71
   Nedcor                              3,302              39
   Pick'n Pay Stores                  23,219              42
   Remgro                              2,413              21
   Sanlam                             43,100              40
   Sasol                               5,408              60
                                                     -------
                                                         543
                                                     -------
SOUTH KOREA -- 21.9%
   Hyundai Mobis                       3,200              82
   Kia Motors                          3,450              25
   Kookmin Bank                        5,250             158
   KT                                  3,643              72
   Kt&g*                               1,620              27
   LG Chem                               440              18
   LG Electronics                        570              24
   LG Engineering & Construction       2,470              43
   POSCO                                 420              43
   POSCO ADR                           1,667              44
   Samsung Electronics                 1,350             401
   Shinhan Financial Group             2,020              21
   Shinsegae                             630              98
   SK Telecom                            440              75
                                                     -------
                                                       1,131
                                                     -------
TAIWAN -- 10.5%
   Chinatrust Financial Holding*      61,000              49
   Compal Electronics                 37,200              50
   Fubon Financial Holding           102,022              82
   HON HAI Precision Industry         13,450              49
   MediaTek                            6,600              66
   President Chain Store              25,294              34
   Quanta Storage*                     2,000              14
   Taishin Financial Holdings*        84,000              44
   Taiwan Semiconductor
     Manufacturing*                   95,000             156
                                                     -------
                                                         544
                                                     -------
THAILAND -- 1.7%
   Advanced Info Service PCL          34,214              49
   BEC World PCL                       4,900              28
   Siam Commercial Bank PCL*           9,200               8
                                                     -------
                                                          85
                                                     -------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
TURKEY -- 1.5%
   Akbank                          8,969,241         $    27
   Enka Insaat Ve Sanayi*            217,952               8
   Hurriyet Gazeteci*             11,206,133              19
   Turkcell Iletisim Hizmet*         927,612               6
   Turkiye Garanti Bankasi*       13,980,549              19
                                                     -------
                                                          79
                                                     -------
UNITED KINGDOM -- 4.2%
   Anglo American                     12,208             188
   Old Mutual                         17,679              26
                                                     -------
                                                         214
                                                     -------
Total Foreign Common Stock
   (Cost $4,316)                                       4,554
                                                     -------

FOREIGN PREFERRED STOCK -- 6.2%
BRAZIL -- 6.2%
   Aracruz Celulose ADR                1,993              42
   Brasil Telecom Participacoes ADR      751              28
   Cia Brasileira de Distribuicao
     Grupo Pao de Acucar ADR           3,411              52
   Cia Paranaense de Energia ADR       2,754               8
   Cia Vale do Rio Doce ADR              756              21
   Empresa Brasileira de
     Aeronautica ADR                   1,507              29
   Investimentos Itau                 36,568              29
   Petroleo Brasileiro ADR             5,000              89
   Tele Norte Leste Participacoes ADR  2,000              23
                                                     -------
Total Foreign Preferred Stock
   (Cost $349)                                           321
                                                     -------

EQUITY LINKED WARRANTS (A) -- 3.8%
INDIA -- 3.8%
   Bank of Baroda*                    15,100              37
   Bharti Televentures*               41,350              35
   Hinduja*                            4,290              23
   Hindustan Petroleum*               11,867              90
   ITC                                   600              10
                                                     -------
Total Equity Linked Warrants
   (Cost $182)                                           195
                                                     -------

--------------------------------------------------------------------------------
22             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.0%
   Morgan Stanley Dean Witter (B)
     1.000%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $157,372
     (collateralized by various
     U.S. Treasury Obligations,
     total market value: $160,520)      $157         $   157
                                                     -------
Total Repurchase Agreement
   (Cost $157)                                           157
                                                     -------
Total Investments -- 101.1%
   (Cost $5,004)                                       5,227
                                                     -------

OTHER ASSETS AND LIABILITIES -- (1.1)%
Investment Advisory Fees Payable                          (2)
Receivable From Administrator                              5
Other Asset and Liabilities                              (62)
                                                     -------
Total Other Assets and Liabilities, Net                  (59)
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 912,589 outstanding shares
   of beneficial interest                              9,792
Undistributed net investment income                       38
Accumulated net realized loss on investments          (4,885)
Net unrealized appreciation on investments               223
                                                     -------
Total Net Assets -- 100.0%                           $ 5,168
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share
   ($5,168,478 / 912,589 shares)                       $5.66
                                                     =======

* Non-Income Producing Security
(A) Securities are not readily marketable (See Note 2).
(B) Tri-Party Repurchase Agreement.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
PCL -- Public Company Limited
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             23

SCHEDULE OF INVESTMENTS (Unaudited)



SEI VP Core Fixed Income Fund
June 30, 2003
-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.4%
   U.S. Treasury Bonds
        6.125%, 08/15/29             $1,535         $  1,876
        5.375%, 02/15/31                100              113
        5.250%, 11/15/28                160              174
        3.875%, 04/15/29 (F)          1,948            2,485
        3.625%, 04/15/28 (F)             68               83
   U.S. Treasury Notes
        3.000%, 02/15/08                 75               77
   U.S. Treasury STRIPS (G)
        5.790%, 11/15/22                330              127
        5.440%, 11/15/27                860              255
                                                    --------
Total U.S. Treasury Obligations
   (Cost $4,406)                                       5,190
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
   FHLMC
        5.750%, 01/15/12              1,580            1,818
   FNMA
        5.375%, 11/15/11                 60               67
   FNMA Discount Notes (G)
        1.230%, 10/22/03              1,150            1,147
        1.200%, 07/02/03                100              100
   TVA
        7.125%, 05/01/30                 30               39
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $2,909)                                       3,171
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 37.3%
   FHLMC TBA
        7.500%, 07/01/32                400              425
   FNMA
        8.000%, 08/01/29 to 08/01/30     39               43
        7.000%, 02/01/16 to 08/01/30     61               64
        6.500%, 12/01/14                102              108
        6.000%, 10/01/29                110              115
   FNMA TBA
        7.000%, 07/15/33              1,500            1,580
        6.000%, 07/01/18              1,450            1,514
        5.500%, 07/01/18              2,400            2,492
        5.000%, 07/01/18 to 07/01/33  2,850            2,914
   GNMA
        7.500%, 08/15/28 to 07/20/30    445              473
        6.500%, 10/15/31              1,763            1,854
        6.000%, 04/15/29 to 07/01/33  5,113            5,356
   GNMA TBA
        6.000%, 08/01/33              1,630            1,705
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $18,504)                                     18,643
                                                    --------

-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS -- 33.8%
AEROSPACE & DEFENSE -- 2.1%
   British Aerospace Financial (B)
        7.500%, 07/01/27              $ 100         $    114
   Lockheed Martin
        8.500%, 12/01/29                 45               61
   Northrop Grumman
        7.125%, 02/15/11                125              150
   Systems 2001 Asset Trust (B)
        6.664%, 09/15/13                527              593
   United Technologies
        6.500%, 06/01/09                100              118
                                                    --------
                                                       1,036
                                                    --------
AIR TRANSPORTATION -- 0.4%
   Delta Air Lines, Ser 02-1
        6.718%, 01/02/23                189              204
                                                    --------
AUTOMOTIVE -- 0.7%
   DaimlerChrysler
        7.400%, 01/20/05                100              107
        7.300%, 01/15/12                 40               45
   Ford Motor
        8.900%, 01/15/32                 40               41
        7.450%, 07/16/31                200              183
                                                    --------
                                                         376
                                                    --------
BANKS -- 1.6%
   Bank One
        7.875%, 08/01/10                200              249
        4.125%, 09/01/07                 60               63
   JP Morgan Chase
        6.625%, 03/15/12                180              208
        5.750%, 01/02/13                170              186
   US Bancorp MTN, Ser N
        3.125%, 03/15/08                 90               91
                                                    --------
                                                         797
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.4%
   Comcast
        6.500%, 01/15/15                 80               90
   Comcast Cable Communications
        6.750%, 01/30/11                100              115
   Cox Communications
        4.625%, 06/01/13                 30               30
   Liberty Media
        5.700%, 05/15/13                 40               41
   MeadWestavaco
        6.850%, 04/01/12                 90              104
   News America
        7.625%, 11/30/28                 30               35
        7.300%, 04/30/28                 90              102

--------------------------------------------------------------------------------
24             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   News America Holdings
        7.750%, 12/01/45              $ 150         $    178
                                                    --------
                                                         695
                                                    --------
CHEMICALS -- 0.2%
   Dow Chemical
        7.375%, 11/01/29                 75               88
                                                    --------
COMPUTERS & SERVICES -- 0.5%
   Electronic Data Systems
        7.450%, 10/15/29                250              255
                                                    --------
DRUGS -- 0.4%
   Bristol-Myers Squibb
        5.750%, 10/01/11                150              167
   Tenet Healthcare
        7.375%, 02/01/13                 12               12
                                                    --------
                                                         179
                                                    --------
ELECTRICAL SERVICES -- 1.4%
   Dominion Resources
        5.700%, 09/17/12                 60               66
        4.125%, 02/15/08                 20               21
   Dominion Resources, Ser D
        5.125%, 12/15/09                 40               43
   First Energy, Ser B
        6.450%, 11/15/11                 30               33
   First Energy, Ser C
        7.375%, 11/15/31                150              168
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                 50               81
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22                 60               84
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                100              117
   Oncor Electric Delivery (B)
        6.375%, 01/15/15                 30               34
   TXU Energy (B)
        7.000%, 03/15/13                 30               33
                                                    --------
                                                         680
                                                    --------
FINANCIAL SERVICES -- 7.6%
   Associates
        5.500%, 02/15/04                100              103
   Boeing Capital
        6.500%, 02/15/12                250              282
   CIT Group
        7.125%, 10/15/04                100              107
   Citigroup
        6.000%, 02/21/12                230              262
        5.625%, 08/27/12                 70               77


-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   Credit Suisse
        4.625%, 01/15/08              $ 120         $    128
   Dryden Investor Trust (A) (B)
        7.157%, 07/23/08                315              340
   Ford Motor Credit
        7.875%, 06/15/10                100              107
        7.375%, 10/28/09                130              136
        7.375%, 02/01/11                160              165
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32                160              187
        6.000%, 06/15/12                110              124
   General Motors Acceptance
        7.250%, 03/02/11                 50               51
   General Motors Acceptance MTN
        6.380%, 01/30/04                700              719
   Goldman Sachs Group
        6.875%, 01/15/11                250              295
   Household Finance
        8.000%, 07/15/10                120              149
        7.000%, 05/15/12                190              225
        6.375%, 11/27/12                 20               23
   Housing Finance
        6.500%, 01/24/06                100              111
   Lehman Brothers
        6.500%, 04/15/08                160              184
                                                    --------
                                                       3,775
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 4.0%
   Anheuser Busch
        6.500%, 05/01/42                170              199
   Diageo Capital
        3.375%, 03/20/08                140              143
   Kellogg, Ser B
        6.600%, 04/01/11                200              234
   Nabisco
        7.550%, 06/15/15                100              127
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29                150              183
   Philip Morris
        7.750%, 01/15/27                225              241
   Philip Morris Capital
        7.500%, 07/16/09                 50               54
   RJ Reynolds Tobacco
        7.250%, 06/01/12                250              247
   Sara Lee
        6.250%, 09/15/11                190              220
   Secured Finance
        9.050%, 12/15/04                300              329
                                                    --------
                                                       1,977
                                                    --------

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             25

SCHEDULE OF INVESTMENTS (Unaudited)



SEI VP Core Fixed Income Fund (Continued)
June 30, 2003
-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
FORESTRY -- 0.8%
   Weyerhaeuser
        7.375%, 03/15/32              $ 140         $    161
        6.750%, 03/15/12                205              233
                                                    --------
                                                         394
                                                    --------
GAS/NATURAL GAS -- 1.2%
   El Paso MTN
        7.800%, 08/01/31                 25               21
        7.750%, 01/15/32                220              186
   El Paso Natural Gas (B)
        8.375%, 06/15/32                 20               21
   Sonat
        7.625%, 07/15/11                130              118
   Southern Natural Gas
        8.000%, 03/01/32                 10               11
   Williams
        8.750%, 03/15/32                100              104
        6.250%, 02/01/06                100               98
   Williams, Ser A
        7.500%, 01/15/31                 50               47
                                                    --------
                                                         606
                                                    --------
INSURANCE -- 0.8%
   Loews
        7.625%, 06/01/23                350              363
        7.000%, 10/15/23                 50               51
                                                    --------
                                                         414
                                                    --------
MISCELLANEOUS MANUFACTURING -- 1.3%
   General Electric
        5.000%, 02/01/13                 50               53
   Tyco International
        7.000%, 06/15/28                100              101
        6.875%, 01/15/29                310              313
        6.375%, 10/15/11                160              169
        6.125%, 01/15/09                 10               10
                                                    --------
                                                         646
                                                    --------
MULTIMEDIA -- 0.8%
   AOL Time Warner
        8.375%, 07/15/33                 50               65
        7.700%, 05/01/32                100              117
        7.625%, 04/15/31                100              115
   Viacom
        7.150%, 05/20/05                100              110
                                                    --------
                                                         407
                                                    --------

-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.7%
   Waste Management
        7.100%, 08/01/26              $ 100         $    114
        7.000%, 07/15/28                100              114
        6.375%, 11/15/12                130              148
                                                    --------
                                                         376
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 0.4%
   Pitney Bowes Credit
        5.750%, 08/15/08                200              226
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 2.1%
   Anadarko Finance, Ser B
        7.500%, 05/01/31                140              176
   BP Capital Markets
        4.625%, 05/27/05                160              169
   Coastal
        6.950%, 06/01/28                150              119
   Conoco Funding
        7.250%, 10/15/31                 65               82
        6.950%, 04/15/29                 90              108
        6.350%, 10/15/11                 30               35
   ConocoPhillips
        7.000%, 03/30/29                 75               91
        4.750%, 10/15/12                 20               21
   Devon Energy
        7.950%, 04/15/32                 70               90
   Devon Financing
        6.875%, 09/30/11                 50               59
   Vastar Resources
        6.500%, 04/01/09                 80               94
                                                    --------
                                                       1,044
                                                    --------
RAILROAD TRANSPORTATION -- 0.1%
   CSX
        7.950%, 05/01/27                 40               51
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   GE Capital Franchise Finance MTN
        8.680%, 01/14/04                150              156
        6.860%, 06/15/07                 50               57
                                                    --------
                                                         213
                                                    --------
REGIONAL AGENCIES -- 1.4%
   Quebec Province
        7.500%, 09/15/29                 20               26
   Quebec Province, Ser NN
        7.125%, 02/09/24                 30               38
   United Mexican States
       11.500%, 05/15/26                430              641
                                                    --------
                                                         705
                                                    --------

--------------------------------------------------------------------------------
26             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
RETAIL -- 0.7%
   Target
        5.875%, 03/01/12              $ 200         $    226
   Wal-Mart Stores
        4.550%, 05/01/13                100              104
                                                    --------
                                                         330
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 2.8%
   AT&T
        8.500%, 11/15/31                 60               68
   BellSouth
        6.000%, 10/15/11                110              126
   British Telecommunications
        8.875%, 12/15/30                 30               41
        8.375%, 12/15/10                180              228
   Sprint Capital
        8.375%, 03/15/12                230              275
        7.625%, 01/30/11                 10               11
        6.000%, 01/15/07                 10               11
   Verizon Communications
        6.840%, 04/15/18                100              118
   Verizon Global Funding
        7.750%, 12/01/30                200              253
        6.875%, 06/15/12                190              224
   WorldCom (E)
        8.250%, 05/15/31                185               55
                                                    --------
                                                       1,410
                                                    --------
Total Corporate Obligations
   (Cost $15,307)                                     16,884
                                                    --------

ASSET-BACKED SECURITIES -- 21.5%
AUTOMOTIVE -- 5.3%
   Americredit Automobile Receivables
     Trust, Ser 2000-B, Cl A4 (D)
        1.519%, 04/05/07                490              490
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl  A3 (D)
        1.510%, 10/12/06                450              450
   DaimlerChrysler Master Owner
     Trust, Ser 2002-A, Cl A (D)
        1.240%, 05/15/07                150              150
   Drivetime Auto Owner Trust,
     Ser 2002-C, Cl A2 (D)
        2.200%, 12/17/07                480              482
   Onyx Acceptance Auto Trust,
     Ser 2001-B, Cl A3
        4.970%, 09/15/05                 63               64
   USAA Auto Owner Trust,
     Ser 2002-1, Cl A1
        1.950%, 03/15/05                339              339
   Whole Auto Loan Trust,


-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   Ser 2002-1, Cl A2
        1.880%, 06/15/05              $ 600         $    602
   World Omni Auto Receivables Trust,
     Ser 2001-A, Cl A3
        5.300%, 02/20/05                 43               44
                                                    --------
                                                       2,621
                                                    --------
CREDIT CARDS -- 0.7%
   Citibank Credit Card Issuance
     Trust, Ser 2001-A5, Cl A5 (D)
        1.257%, 06/10/06                350              350
                                                    --------
MORTGAGE RELATED -- 15.5%
   ABSC, Ser 2000-LB1, Cl AV (D)
        1.578%, 08/21/30                 84               84
   Amortizing Residential Collateral
      Trust CMO, Ser 2002-BC1, Cl A (D)
        1.375%, 01/25/32                343              343
   Asset Backed Securities,
     Ser 2001-HE3, Cl A1 (D)
        1.450%, 11/15/31                286              286
   Asset Securitization, Ser 1996-D2,
     Cl A1
        6.920%, 02/14/29                219              237
   CS First Boston Mortgage Securities,
     Ser 2001-FL2A, Cl A (D)
        1.430%, 09/15/13                325              324
   Chase Commercial Mortgage Security,
     Ser 2000-FL1A, Cl A (D)
        1.526%, 12/12/13                238              238
   Chase Funding Loan Acquisition
     Trust, Ser 2003-C1, Cl 2A1 (D)
        1.254%, 05/25/24                100              100
   Commercial Mortgage Acceptance
     Ser 1997-ML1, Cl A3
        6.570%, 12/15/30                200              225
   Countrywide Home Equity Loan Trust,
     Ser 2001-A, Cl A (D)
        1.420%, 04/15/27                394              394
   Credit Suisse First Boston,
     Ser 2003-TFLA, Cl A1 (D)
        1.450%, 04/15/13                500              500
   Criimi Mae Commercial Mortgage
     Trust, Ser 1998-C1, Cl A2
        7.000%, 06/02/33                400              453
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (D)
        1.505%, 05/25/39                291              292
   EQCC Trust, Ser 2002-1, Cl 2A (D)
        1.335%, 11/25/31                155              155
   GMAC Commercial Mortgage Securities,
      Ser 2003-FL1A, Cl A (D)
        1.623%, 03/11/15                296              296


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             27

SCHEDULE OF INVESTMENTS (Unaudited)



SEI VP Core Fixed Income Fund (Concluded)
June 30, 2003
-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   General Motors Acceptance
     Ser 1998-c1, Cl A2 (D)
        6.700%, 05/15/30              $ 400         $    455
   IMPAC CMB Trust, CMO,
     Ser 2002-1, Cl  A1 (D)
        1.355%, 03/25/32                449              449
   IMPAC CMB Trust, CMO,
     Ser 2002-2, Cl A1 (D)
        1.315%, 08/25/32                350              349
   Istarwood Asset Receivables Trust,
     Ser 2002-1A,  Cl A1 (D)
        1.579%, 05/28/17                146              146
   Lehman Manufactured Housing
     Contract, Ser 2001-B, Cl A3
        4.350%, 05/15/14                400              407
   Lehman Manufactured Housing
     Contract, Ser 2001-B, Cl A6
        6.467%, 08/15/28                400              401
   Merrill Lynch Mortgage, CMO,
     Ser 2002-NC1, Cl A1 (D)
        1.355%, 05/25/33                 68               68
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28                423              467
   Mesa Trust Asset Backed
     Certificates, Ser 2002-3,
     Cl A, IO (A)
        8.000%, 04/18/05                345               25
   Morgan Stanley Dean Witter,
     Ser 2000-XLF, Cl A (D)
        1.560%, 07/05/13                 67               60
   Oakwood Mortgage Investors,
     Ser 2002-C, Cl A, IO (A)
        6.000%, 08/15/10                560              120
   Structured Asset Securities,
     Ser 2002-BC1, Cl A1 (D)
        1.535%, 08/25/32                397              399
   UCFC Home Equity Loan,
     Ser 1997-D, Cl A8 (D)
        1.400%, 12/15/27                 19               19
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2002-WHL, Cl A1 (D)
        1.480%, 03/15/15                354              354
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-WHL2, Cl A1 (D)
        1.225%, 06/15/13                100              100
                                                    --------
                                                       7,746
                                                    --------
Total Asset-Backed Securities
   (Cost $10,631)                                     10,717
                                                    --------

-------------------------------------------------------------
                                Face Amount     Market Value
Description         ($ Thousands)/Contracts    ($ Thousands)
-------------------------------------------------------------
COMMERCIAL PAPER -- 0.3%
   Kraft Foods
        2.080%, 02/26/04              $ 130         $    130
                                                    --------
Total Commercial Paper
   (Cost $130)                                           130
                                                    --------

REPURCHASE AGREEMENT -- 21.7%
   Morgan Stanley Dean Witter (C)
     1.130%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $10,830,996
     (collateralized by U.S.
     Government Agency obligations,
     total market value:
     $11,047,349)                    10,831           10,831
                                                    --------
Total Repurchase Agreement
   (Cost $10,831)                                     10,831
                                                    --------
Total Investments -- 131.4%
   (Cost $62,718)                                   $ 65,566
                                                    ========

WRITTEN OPTIONS -- (0.1)%
   September 2003 Ten Year Treasury
     Note Call Expires 08/23/03,
     Strike Price $120                  (14)              (5)
   September 2003 Ten Year Treasury
     Note Call, Expires 08/23/03,
     Strike Price $118                  (12)             (12)
   September 2003 Long Bond Future
     Put, Expires 08/23/03, Strike
     Price $116.00                       (6)              (8)
                                                    --------
Total Written Options
   (Premiums received $(22))                             (25)
                                                    --------
Percentages are based on Net Assets of $49,928,205.
(A) Securities considered illiquid. The total value of such securities as of June 30, 2003 was $485,372.
(B) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Tri-Party Repurchase Agreement.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2003.
(E) Security in default of interest payments.
(F) Treasury Inflation Index Notes
(G) The rate reported on the Schedule of Investments is the effective yield at time of purchase.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National
Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
MTN -- Medium Term Note
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
28             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

STATEMENT OF NET ASSETS (Unaudited)



SEI VP High Yield Bond Fund
-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS -- 87.2%
AEROSPACE & DEFENSE -- 1.0%
   Alliant Techsystems
        8.500%, 05/15/11               $100         $    111
                                                    --------
APPAREL/TEXTILES -- 2.0%
   Phillips Van-Heusen (A)
        8.125%, 05/01/13                100              103
   William Carter, Cl B
       10.875%, 08/15/11                100              113
                                                    --------
                                                         216
                                                    --------
AUTOMOTIVE -- 5.0%
   CSK Auto
       12.000%, 06/15/06                100              111
   Dura Operating, Ser B
        8.625%, 04/15/12                100              102
   TRW Automotive (A)
        9.375%, 02/15/13                100              109
   United Auto Group
        9.625%, 03/15/12                100              107
   United Rentals (A)
       10.750%, 04/15/08                100              109
                                                    --------
                                                         538
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.3%
   Gray Television
        9.250%, 12/15/11                150              166
   Lamar Media
        8.625%, 09/15/07                 75               78
   RH Donnelley (A)
        8.875%, 12/15/10                100              110
   Susquehanna Media
        8.500%, 05/15/09                100              106
                                                    --------
                                                         460
                                                    --------
BUILDING & CONSTRUCTION -- 2.5%
   KB Home
        9.500%, 02/15/11                100              113
   NVR
        8.000%, 06/01/05                150              156
                                                    --------
                                                         269
                                                    --------
COMMERCIAL SERVICES -- 9.4%
   Ameripath (A)
       10.500%, 04/01/13                100              107
   Arch Western Finance (A)
        6.750%, 07/01/13                150              154


-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   Coinmach
        9.000%, 02/01/10               $100         $    107
   General Binding
        9.375%, 06/01/08                100               96
   Iron Mountain
        8.250%, 07/01/11                150              160
   JSG Funding
        9.625%, 10/01/12                100              111
   The Brickman Group (A)
       11.750%, 12/15/09                150              168
   Transdigm
       10.375%, 12/01/08                100              108
                                                    --------
                                                       1,011
                                                    --------
CONSUMER PRODUCTS -- 2.4%
   Central Garden & Pet
        9.125%, 02/01/13                100              107
   Xerox
        7.625%, 06/15/13                150              150
                                                    --------
                                                         257
                                                    --------
CONTAINERS & PACKAGING -- 6.4%
   Berry Plastics
       10.750%, 07/15/12                100              110
   Bway (A)
       10.000%, 10/15/10                100              101
   Owens-Brockway Glass
        8.875%, 02/15/09                100              108
   Plastipak Holdings
       10.750%, 09/01/11                150              160
   Riverwood International
       10.875%, 04/01/08                100              103
   Stone Container
        9.750%, 02/01/11                100              110
                                                    --------
                                                         692
                                                    --------
COSMETICS & TOILETRIES -- 3.0%
   Armkel
        9.500%, 08/15/09                150              167
   Chattem, Ser B
        8.875%, 04/01/08                150              155
                                                    --------
                                                         322
                                                    --------
DRUGS -- 0.9%
   NBTY, Ser B
        8.625%, 09/15/07                100              103
                                                    --------
ELECTRICAL SERVICES -- 1.5%
   BRL Universal Equipment
        8.875%, 02/15/08                150              163
                                                    --------

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             29

STATEMENT OF NET ASSETS (Unaudited)



SEI VP High Yield Bond Fund (Continued)
June 30, 2003
-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
ENTERTAINMENT -- 8.0%
   Argosy Gaming
       10.750%, 06/01/09               $100         $    109
   Corus Entertainment
        8.750%, 03/01/12                100              107
   Intrawest
       10.500%, 02/01/10                200              215
   Lbi Media
       10.125%, 07/15/12                150              165
   Mohegan Tribal Gaming
        8.000%, 04/01/12                150              162
   Town Sports International (A)
        9.625%, 04/15/11                100              105
                                                    --------
                                                         863
                                                    --------
ENVIRONMENTAL SERVICES -- 1.0%
   IESI
       10.250%, 06/15/12                100              106
                                                    --------
FINANCIAL SERVICES -- 2.0%
   American Achievement , Ser B
       11.625%, 01/01/07                100              107
   PCA Finance
       11.875%, 08/01/09                100              109
                                                    --------
                                                         216
                                                    --------
HOTELS & LODGING -- 2.9%
   Extended Stay America
        9.875%, 06/15/11                150              161
   Mandalay Resort Group
        9.250%, 12/01/05                150              157
                                                    --------
                                                         318
                                                    --------
MACHINERY -- 1.0%
   Nmgh Holding
       10.000%, 05/15/09                100              110
                                                    --------
MARINE TRANSPORTATION -- 1.0%
   Gulfmark Offshore
        8.750%, 06/01/08                100              104
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 6.3%
   Kinectic Concepts, Ser B
        9.625%, 11/01/07                150              156
   Medquest, Ser B
       11.875%, 08/15/12                100              104
   Psychiatric Solutions (A)
       10.625%, 06/15/13                150              154
   Sybron Dental
        8.125%, 06/15/12                100              106


-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   Vicar Operating
        9.875%, 12/01/09               $150         $    164
                                                    --------
                                                         684
                                                    --------
METALS -- 1.0%
   Jarden
        9.750%, 05/01/12                100              107
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 4.8%
   Denbury Resources (A)
        7.500%, 04/01/13                100              103
   Encore Acquisition
        8.375%, 06/15/12                100              107
   Pride International
        9.375%, 05/01/07                200              206
   Stone Energy
        8.250%, 12/15/11                100              106
                                                    --------
                                                         522
                                                    --------
PRINTING & PUBLISHING -- 5.3%
   American Color Graphics (A)
       10.000%, 06/15/10                150              150
   American Media (A)
        8.875%, 01/15/11                100              108
   Houghton Mifflin (A)
        8.250%, 02/01/11                100              106
   Moore North America Finance (A)
        7.875%, 01/15/11                100              104
   Transwestern, Ser F
        9.625%, 11/15/07                100              104
                                                    --------
                                                          72
                                                    --------
RETAIL -- 8.7%
   Buffets
       11.250%, 07/15/10                100               99
   Dominos (A)
        8.250%, 07/01/11                150              155
   Le-natures (A)
        9.000%, 06/15/13                200              206
   Nebraska Book
        8.750%, 02/15/08                150              150
   Petco
       10.750%, 11/01/11                150              171
   Stater Brother
       10.750%, 08/15/06                150              158
                                                    --------
                                                         939
                                                    --------
TECHNOLOGY, GENERAL -- 1.0%
   Synargo Technology
        9.500%, 04/01/09                100              107
                                                    --------

--------------------------------------------------------------------------------
30             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

-------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 4.8%
American Tower
        9.375%, 02/01/09               $100         $    101
   Block Communications
        9.250%, 04/15/09                100              109
   Crown Castle International
       10.625%, 11/15/07                100              105
   Panamsat
        8.500%, 02/01/12                100              108
   Qwest Capital Funding
        5.875%, 08/03/04                100               96
                                                    --------
                                                         519
                                                    --------
TRANSPORTATION SERVICES -- 1.0%
   Oshkosh Truck
        8.750%, 03/01/08                100              104
                                                    --------
Total Corporate Obligations
   (Cost $8,898)                                       9,413
                                                    --------

COMMON STOCK -- 0.0%
FOOD, BEVERAGE & TOBACCO -- 0.0%
   Aurora Foods*                      2,000                1
                                                    --------
Total Common Stock
   (Cost $4)                                               1
                                                    --------

REPURCHASE AGREEMENT -- 11.2%
   Morgan Stanley Dean Witter (B)
     1.000%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $1,206,401
     (collateralized by various
     U.S. Treasury Obligations,
     total market value: $1,230,532)  1,206            1,206
                                                    --------
Total Repurchase Agreement
   (Cost $1,206)                                       1,206
                                                    --------
Total Investments -- 98.4%
   (Cost $10,108)                                     10,620
                                                    --------


-------------------------------------------------------------
                                                Market Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.6%
Investment Advisory Fees Payable                    $     (1)
Administrator Fees Payable                                (5)
Other Asset and Liabilities                              175
                                                    --------
Total Other Assets and Liabilities, Net                  169
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,230,006 outstanding shares
   of beneficial interest                             12,109
Distributions in excess of net investment income          (1)
Accumulated net realized loss on investments          (1,831)
Net unrealized appreciation on investments               512
                                                    --------
Total Net Assets -- 100.0%                          $ 10,789
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share
   ($10,788,836 / 1,230,006 shares)                    $8.77
                                                    ========
* Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(B) Tri-Party Repurchase Agreement.
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             31

STATEMENT OF NET ASSETS (Unaudited)



SEI VP Prime Obligation Fund
June 30, 2003
-------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 64.5%
   FHLB
        3.125%, 11/14/03              $ 500         $    503
        1.425%, 03/08/04                250              250
   FHLMC+
        1.185%, 08/11/03              3,500            3,496
        0.960%, 08/26/03              3,500            3,495
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $7,744)                                       7,744
                                                    --------

CERTIFICATES OF DEPOSIT -- 1.7%
   Sigma Finance (A)
        1.280%, 07/06/03                100              100
        1.260%, 07/07/03                100              100
                                                    --------
Total Certificates Of Deposit
   (Cost $200)                                           200
                                                    --------

CORPORATE OBLIGATIONS -- 17.0%
   Bear Stearns MTN (A)
        1.130%, 07/15/03                250              250
   Beta Finance MTN (A)
        1.239%, 07/15/03                250              250
   Bristol-Myers Squibb (A)
        1.214%, 07/31/03                250              250
   General Electric Capital (A)
        1.280%, 08/15/03                250              250
   GSTR, Ser 2002-2A, Cl A1MA (A)
        1.085%, 07/25/03                250              250
   Merrill Lynch MTN (A)
        1.500%, 07/08/03                300              300
   Morgan Stanley Dean Witter MTN,
     Ser C (A)
        1.155%, 09/19/03                250              250
   White Pine Finance MTN (A)
        1.270%, 07/07/03                250              250
                                                    --------
Total Corporate Obligations
   (Cost $1,550)                                       2,050
                                                    --------


-------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 16.9%
   Deutsche Bank (B)
     1.090%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $2,030,061 (collateralized by
     U.S. Treasury Notes, total market
     value: $2,070,915)              $2,030         $  2,030
                                                    --------
Total Repurchase Agreement
   (Cost $2,030)                                       2,030
                                                    --------
Total Investments -- 100.1%
   (Cost $12,024)                                     12,024
                                                    --------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fees Payable                          (2)
Administrator Fees Payable                                (1)
Other Asset and Liabilities                               (8)
                                                    --------
Total Other Assets and Liabilities, Net                  (11)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 12,013,173 outstanding shares
   of beneficial interest                             12,013
                                                    --------
Total Net Assets -- 100.0%                          $ 12,013
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share
   ($12,013,254 / 12,013,173 shares)                   $1.00
                                                    ========

+ Discount Notes -- The rate reported on the Statement of Net Assets is the effective yield at the time of purchase.
(A) Floating rate security -- the rate reported on the Statement of Net Assets is the rate in effect as of June 30, 2003. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
MTN -- Medium Term Notes
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
32             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

Statements of Assets and Liabilities ($ thousands)

June 30, 2003 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SEI VP             SEI VP          SEI VP              SEIVP
                                                                    SMALL CAP      INTERNATIONAL      CORE FIXED           EMERGING
                                                                       GROWTH             EQUITY          INCOME            MARKETS
                                                                         FUND               FUND            FUND          DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $289, $12,103, $62,718,
     and $--, respectively)                                            $  289            $ 9,868         $65,566            $    --*
   Cash                                                                 3,411              6,404               1              2,957
   Foreign currency (Cost $--, $78, $--, and $--, respectively)            --                 78              --                 --
   Dividend and interest receivable                                         3                 21             419                 --
   Foreign tax reclaim receivable                                          --                 20              --                 --
   Investment securities sold                                           2,096                 45           6,035                 --
   Variation margin receivable                                             20                 12              --                 --
   Receivable from administrator                                           --                  2              --                 --
   Other assets                                                             2                 --               5                  1
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                         5,821             16,450          72,026              2,958
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return on securities loaned                                --                321              --                 --
   Call options written, at value (premiums received $--, $--, $22
     and $--, respectively)                                                --                 --              25                 --
   Payable for investment securities purchased                              3                 14          21,593                 --
   Payable for portfolio shares redeemed                                  479                378             415                 10
   Investment advisory fees payable                                         2                  6              10                  1
   Administrator fees payable                                               2                 --              --                 --
   Other accrued expenses payable                                           8                 39              43                  6
   Variation margin payable                                                --                 --              12                 --
   Other payables                                                          --                 30              --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      494                788          22,098                 17
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                    $5,327            $15,662         $49,928             $2,941
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital -- Class A (unlimited authorization --
     no par value) based on 868,283, 3,001,333, 4,531,309,
     and 247,119 outstanding shares of beneficial interest,
     respectively                                                      $9,301            $24,710         $46,086             $1,216
   Undistributed net investment income/accumulated net investment
      loss/distributions in excess of net investment income               (14)               160             (21)               238
   Accumulated net realized gain (loss) on investments and options     (3,916)            (6,915)            996              1,487
   Net unrealized appreciation (depreciation) on investments
      and options                                                          --             (2,235)          2,845                 --
   Net unrealized appreciation (depreciation) on futures contracts        (44)               (59)             22                 --
   Net unrealized appreciation on foreign currency and translation of
     other assets and liabilities in foreign currency                      --                  1              --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                          $5,327            $15,662         $49,928             $2,941
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share
     ($5,327,327 / 868,283 shares, $15,662,455 / 3,001,333 shares,
     $49,928,205 / 4,531,309 shares and $2,940,568 / 247,119 shares,
     respectively)                                                      $6.14              $5.22          $11.02             $11.90
------------------------------------------------------------------------------------------------------------------------------------

*SEI VP Emerging Markets Debt Fund was not invested in securities on June 30, 2003.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             33

Statements of Operations ($ Thousands)


For the six months ended June 30, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                    SEI VP                SEI VP            SEI VP              SEI VP
                                                 LARGE CAP             LARGE CAP         SMALL CAP           SMALL CAP
                                                VALUE FUND           GROWTH FUND        VALUE FUND         GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                         $ 542                 $ 132             $ 115                $ 16
   Interest Income                                      12                    10                 6                  11
   Net Income from Securities Lending                    4                     3                 1                   2
   Less: Foreign Taxes Withheld                         --                    (1)               --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                             558                   144               122                  29
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                             75                    66                52                  25
   Administrator Fees                                   75                    58                28                  14
   Custodian/Wire Agent Fees                            22                    16                10                   6
   Professional Fees                                    23                    18                 7                   3
   Printing Fees                                         8                     8                 4                   2
   Trustee Fees                                          9                     7                 3                   2
   Other Expenses                                        3                    --                 1                   1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      215                   173               105                  53
------------------------------------------------------------------------------------------------------------------------------------
   Less,
     Waiver of Investment Advisory Fees                (24)                   (7)               (3)                 (3)
     Waiver of Administrator Fees                      (10)                  (25)              (15)                 (7)
     Reimbursement of Administrator Fees                --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        181                   141                87                  43
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           377                     3                35                 (14)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from:
     Investments                                        52                (2,555)             (194)                667
     Future Contracts                                  323                   241               282                 221
     Option Contracts                                   --                    --                --                  --
     Foreign Currency Transactions                      --                    --                --                  --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                     3,981                 5,865             2,463                 233
     Futures Contracts                                 (31)                  (18)              (45)                (44)
     Option Contracts                                   --                    --                --                  --
     Foreign Currencies and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currencies                              --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $4,702                $3,536            $2,541              $1,063

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEI VP                                    SEI VP         SEI VP
                                                     SEI VP      EMERGING        SEI VP        SEI VP      EMERGING          PRIME
                                              INTERNATIONAL       MARKETS    CORE FIXED    HIGH YIELD       MARKETS     OBLIGATION
                                                EQUITY FUND   EQUITY FUND   INCOME FUND     BOND FUND     DEBT FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                         $  299          $132        $   --        $   --        $   --            $--
   Interest Income                                        6             1         1,143           650           333             79
   Net Income from Securities Lending                     2            --             5            --            --             --
   Less: Foreign Taxes Withheld                         (32)          (15)           --            --             3             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                              275           118         1,148           650           336             79
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                              46            39            82            38            38              5
   Administrator Fees                                    41            25            83            28            29             25
   Custodian/Wire Agent Fees                             69            65            25             7            12              8
   Professional Fees                                     10             4            34             9             5              4
   Printing Fees                                          4             2            16             4             3              2
   Trustee Fees                                           4             1            13             3             2              2
   Other Expenses                                         6            --             3             7             1              1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       180           136           256            96            90             47
------------------------------------------------------------------------------------------------------------------------------------
   Less,
     Waiver of Investment Advisory Fees                  (5)          (18)          (10)           (3)          (16)            --
     Waiver of Administrator Fees                       (41)          (25)          (67)          (26)          (13)           (21)
     Reimbursement of Administrator Fees                (18)          (20)           --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                         116            73           179            67            61             26
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            159            45           969           583           275             53
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from:
     Investments                                       (783)          (22)        1,144           383         1,492             --
     Future Contracts                                   159            --          (330)           --            --             --
     Option Contracts                                    --            --           167            --            --             --
     Foreign Currency Transactions                        6            (6)           --            --            --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                      1,788           806           621           212           129             --
     Futures Contracts                                  (59)           --            94            --            --             --
     Option Contracts                                    --            --           (49)           --            --             --
     Foreign Currencies and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currencies                               --             1            --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                 $1,270          $824        $2,616        $1,178        $1,896            $53
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34 & 35        SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

Statements of Changes in Net Assets ($ Thousands)


For the periods ended June 30, 2003 (Unaudited) and December 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEI VP                             SEI VP
                                                             LARGE CAP VALUE FUND               LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      1/1/03 to 6/30/03  1/1/02 to 12/31/02  1/1/03 to 6/30/03 1/1/02 to 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                           $    377            $   641           $      3           $   (60)
   Net Realized Gain (Loss) from Security Transactions
     and Futures Contracts                                     375               (503)            (2,314)           (5,409)
   Net Realized Loss on Foreign Currency Transactions           --                 --                 --                --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                    3,950             (6,533)             5,847            (6,394)
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currencies and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies         --                 --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Resulting from Operations                    4,702             (6,395)             3,536           (11,863)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   CLASS A:
   Net Investment Income                                      (199)              (639)               (12)               --
   Net Realized Gains                                           --                 --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                        (199)              (639)               (12)               --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                               3,593             15,992              2,255            18,959
   Reinvestment of Distributions                               199                639                 12                --
   Cost of Shares Redeemed                                 (12,277)            (5,096)           (10,193)           (2,364)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                              (8,485)            11,535             (7,926)           16,595
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                        (8,485)            11,535             (7,926)           16,595
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                    (3,982)             4,501             (4,402)            4,732
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                      43,389             38,888             33,600            28,868
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                           $39,407            $43,389            $29,198           $33,600
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares Issued                                               420              1,685                615             4,333
   Reinvestment of Cash Distributions                           24                 70                  3                --
   Shares Redeemed                                          (1,345)              (533)            (2,558)             (597)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                 (901)             1,222             (1,940)            3,736
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                  (901)             1,222             (1,940)            3,736
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         SEI VP                          SEI VP
                                                                  SMALL CAP VALUE FUND            SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                       1/1/03 to 6/30/03  1/1/02 to 12/31/02  1/1/03 to 6/30/03  1/1/02 to 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                             $   35            $    51            $   (14)          $   (66)
   Net Realized Gain (Loss) from Security Transactions
     and Futures Contracts                                      88                715                888            (1,985)
   Net Realized Loss on Foreign Currency Transactions           --                 --                 --                --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                    2,418             (2,223)               189              (760)
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currencies and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies         --                 --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Resulting from Operations                    2,541             (1,457)             1,063            (2,811)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   CLASS A:
   Net Investment Income                                       (18)               (52)                --                --
   Net Realized Gains                                          (88)              (654)                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                        (106)              (706)                --                --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                 923              3,478              1,128             2,576
   Reinvestment of Distributions                               106                707                 --                --
   Cost of Shares Redeemed                                  (2,376)            (1,832)            (5,189)           (1,065)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                              (1,347)             2,353             (4,061)            1,511
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                        (1,347)             2,353             (4,061)            1,511
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                     1,088                190             (2,998)           (1,300)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                      15,909             15,719              8,325             9,625
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                           $16,997            $15,909             $5,327            $8,325
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares Issued                                                85                280                207               411
   Reinvestment of Cash Distributions                            9                 64                 --                --
   Shares Redeemed                                            (202)              (145)              (875)             (155)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                 (108)               199               (668)              256
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                  (108)               199               (668)              256
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEI VP                        SEI VP EMERGING
                                                            INTERNATIONAL EQUITY FUND           MARKETS EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                        1/1/03 to 6/30/03  1/1/02 to 12/31/02  1/1/03 to 6/30/03 1/1/02 to 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                            $   159            $    96            $    45           $   (40)
   Net Realized Gain (Loss) from Security Transactions
     and Futures Contracts                                    (624)            (2,272)               (22)              216
   Net Realized Loss on Foreign Currency Transactions            6                 (1)                (6)              (16)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                    1,729             (1,286)               806              (972)
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currencies and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies         --                  1                  1                (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Resulting from Operations                    1,270             (3,462)               824              (813)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   CLASS A:
   Net Investment Income                                        --                (95)                --                --
   Net Realized Gains                                           --                 --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          --                (95)                --                --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                               4,263             7,113              2,282             1,407
   Reinvestment of Distributions                                --                 95                 --                --
   Cost of Shares Redeemed                                  (8,338)            (2,231)            (6,022)           (1,334)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                              (4,075)             4,977             (3,740)               73
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                        (4,075)             4,977             (3,740)               73
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                    (2,805)             1,420             (2,916)             (740)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                      18,467             17,047              8,084             8,824
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                           $15,662            $18,467             $5,168           $ 8,084
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares Issued                                               901              1,325                455               256
   Reinvestment of Cash Distributions                           --                 20                 --                --
   Shares Redeemed                                          (1,662)              (409)            (1,146)             (244)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                 (761)               936               (691)               12
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                  (761)               936               (691)               12
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36 & 37        SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

Statements of Changes in Net Assets ($ Thousands)


For the periods ended June 30, 2003 (Unaudited) and December 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEI VP                               SEI VP
                                                            CORE FIXED INCOME FUND                HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      1/1/03 to 6/30/03  1/1/02 to 12/31/02 1/1/03 to 6/30/03 1/1/02 to 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $   969          $ 2,143            $   583           $ 1,046
   Net Realized Gain (Loss) from Security Transactions,
     Futures and Options Contracts                              981            1,520                383              (514)
   Net Realized Loss on Foreign Currency Transactions            --               --                 --                --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Futures and Options Contracts              666            1,819                212               193
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations      2,616            5,482              1,178               725
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   CLASS A:
   Net Investment Income                                       (985)          (2,176)              (583)           (1,046)
   Net Realized Gains                                          (273)          (1,032)                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Distributions                               (1,258)          (3,208)              (583)           (1,046)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Net Investment Income                                         --               --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                       (1,258)          (3,208)              (583)           (1,046)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                4,912           27,578              3,482             2,592
   Reinvestment of Distributions                              1,258            3,208                583             1,046
   Cost of Shares Redeemed                                  (19,035)         (17,019)            (8,576)           (1,207)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                              (12,865)          13,767            (4,511)             2,431
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Proceeds from Shares Issued                                   --               --                 --                --
   Reinvestment of Distributions                                 --               --                 --                --
   Cost of Shares Redeemed                                       --               --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Class B Transactions      --               --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                        (12,865)          13,767             (4,511)            2,431
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                    (11,507)          16,041             (3,916)            2,110
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                       61,435           45,394             14,705            12,595
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $49,928         $ 61,435            $10,789           $14,705
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares Issued                                                453            2,610                406               302
   Reinvestment of Cash Distributions                           115              302                 68               122
   Shares Redeemed                                           (1,730)          (1,598)              (981)             (142)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                (1,162)           1,314               (507)              282
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Shares Issued                                                 --               --                 --                --
   Reinvestment of Cash Distributions                            --               --                 --                --
   Shares Redeemed                                               --               --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions                                    --               --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                 (1,162)           1,314               (507)              282
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     SEI VP                                  SEI VP
                                                           EMERGING MARKETS DEBT FUND                 PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      1/1//1/03 to 6/30/03 1/1/02 to 12/31/02  1/1/03 to 6/30/03 1/1/02 to 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $   275           $  747            $    53          $    203
   Net Realized Gain (Loss) from Security Transactions,
     Futures and Options Contracts                            1,492              552                 --                --
   Net Realized Loss on Foreign Currency Transactions            --              (20)                --                --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Futures and Options Contracts              129             (412)                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations      1,896              867                 53               203
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   CLASS A:
   Net Investment Income                                         --             (768)               (53)             (201)
   Net Realized Gains                                          (208)             (52)                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Distributions                                 (208)            (820)               (53)             (201)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Net Investment Income                                         --               --                 --                (2)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                         (208)            (820)               (53)             (203)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                  271              864              4,235            12,840
   Reinvestment of Distributions                                208              820                 53               201
   Cost of Shares Redeemed                                   (8,500)            (696)            (3,599)          (17,920)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                               (8,021)             988                689            (4,879)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Proceeds from Shares Issued                                   --               --                 --               559
   Reinvestment of Distributions                                 --               --                 --                 2
   Cost of Shares Redeemed                                       --               --                 --              (807)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Class B Transactions      --               --                 --              (246)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                         (8,021)             988                 --            (5,125)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                     (6,333)           1,035                689            (5,125)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                        9,274            8,239             11,324            16,449
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $ 2,941           $9,274            $12,013          $ 11,324
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares Issued                                                 25               86              4,235            12,840
   Reinvestment of Cash Distributions                            17               82                 53               201
   Shares Redeemed                                             (718)             (68)            (3,599)          (17,920)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                  (676)             100                689            (4,879)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Shares Issued                                                 --               --                 --               559
   Reinvestment of Cash Distributions                            --               --                 --                 2
   Shares Redeemed                                               --               --                 --              (807)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions                                    --               --                 --              (246)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                   (676)             100                689            (5,125)
------------------------------------------------------------------------------------------------------------------------------------

   (1) SEI VP Prime Obligation Fund's Class B shares were fully liquidated on April 30, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

38 & 39

Financial Highlights


For the six month period ended June 30, 2003, (Unaudited) and the years ended December 31, (unless otherwise indicated)
For a Share Outstanding Throughout each Period
------------------------------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                                               and                             Distributions
               Net Asset                  Net           Unrealized        Distributions                 from
                  Value,           Investment                Gains             from Net             Realized            Net Asset
               Beginning               Income             (Losses)           Investment              Capital           Value, End
               of Period               (Loss)        on Securities               Income                Gains            of Period
------------------------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
   CLASS A
   2003*          $ 8.62               $ 0.08               $ 0.88               $(0.04)              $   --              $ 9.54
   2002            10.21                 0.14                (1.59)               (0.14)                  --                8.62
   2001            10.82                 0.12                (0.44)               (0.12)               (0.17)              10.21
   2000(1)         10.00                 0.09                 0.82                (0.09)                  --               10.82
SEI VP LARGE CAP GROWTH FUND
   CLASS A
   2003*           $3.72               $   --**             $ 0.39                  $--**             $   --              $ 4.11
   2002             5.45                (0.01)               (1.72)                  --                   --                3.72
   2001             7.48                   --                (2.03)                  --                   --                5.45
   2000(1)         10.00                (0.01)               (2.51)                  --                   --                7.48
SEI VP SMALL CAP VALUE FUND
   CLASS A
   2003*          $10.98               $ 0.02               $ 1.74               $(0.01)              $(0.06)             $12.67
   2002            12.57                 0.04                (1.11)               (0.04)               (0.48)              10.98
   2001            11.83                 0.06                 1.64                (0.06)               (0.90)              12.57
   2000(1)         10.00                 0.07                 2.13                (0.07)               (0.30)              11.83
SEI VP SMALL CAP GROWTH FUND
   CLASS A
   2003*          $ 5.42               $(0.02)              $ 0.74               $   --               $   --              $ 6.14
   2002             7.52                (0.04)               (2.06)                  --                   --                5.42
   2001             9.63                (0.04)               (2.07)                  --                   --                7.52
   2000(1)         10.00                (0.04)               (0.33)              $   --                   --                9.63
SEI VP INTERNATIONAL EQUITY FUND
   CLASS A
   2003*          $ 4.91               $ 0.05               $ 0.26               $   --               $   --              $ 5.22
   2002             6.03                 0.03                (1.12)               (0.03)                  --                4.91
   2001             7.95                 0.01                (1.92)               (0.01)                  --                6.03
   2000(1)         10.00                 0.09                (2.05)               (0.09)                  --                7.95
SEI VP EMERGING MARKETS EQUITY FUND
   CLASS A
   2003*          $ 5.04               $ 0.02               $ 0.60               $   --               $   --              $ 5.66
   2002             5.54                (0.02)               (0.48)                  --                   --                5.04
   2001             6.23                 0.03                (0.72)                  --                   --                5.54
   2000(1)         10.00                (0.05)               (3.72)                  --                   --                6.23
SEI VP CORE FIXED INCOME FUND
   CLASS A
   2003*          $10.79               $ 0.18               $ 0.29               $(0.18)              $(0.06)             $11.02
   2002            10.37                 0.42                 0.61                (0.42)               (0.19)              10.79
   2001            10.36                 0.55                 0.23                (0.55)               (0.22)              10.37
   2000(1)         10.00                 0.45                 0.36                (0.45)                  --               10.36

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Ratio of      Ratio of Net
                                                                  Ratio of Net      Expenses to        Investment
                                                                    Investment      Average Net     Income (Loss)
                                                     Ratio of           Income  Assets (Exclud-    to Average Net
                                    Net Assets       Expenses            (Loss)     ing Waivers   Assets (Exclud-        Portfolio
                   Total        End of Period      to Average       to Average        and Reim-   ing Waivers and         Turnover
                 Return+         ($ Thousands)     Net Assets       Net Assets       bursements)  Reimbursements)             Rate
------------------------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
   CLASS A
   2003*         11.19%               $39,407            0.85%            1.77%            1.01%             1.61%              8%
   2002         (14.30)                43,389            0.85             1.53             1.01              1.37              21
   2001          (2.91)                38,888            0.85             1.25             1.14              0.96              42
   2000(1)        9.17                 22,170            0.85             1.25             1.35              0.75              49
SEI VP LARGE CAP GROWTH FUND
   CLASS A
   2003*         10.52%               $29,198            0.85%            0.02%            1.04%            (0.17)%            43%
   2002         (31.74)                33,600            0.85            (0.19)            1.03             (0.37)             32
   2001         (27.14)                28,868            0.85            (0.25)            1.19             (0.59)             84
   2000(1)      (25.20)                17,236            0.85            (0.26)            1.39             (0.80)             57
SEI VP SMALL CAP VALUE FUND
   CLASS A
   2003*         16.10%               $16,997            1.10%            0.43%            1.31%             0.22%             22%
   2002          (8.56)                15,909            1.10             0.32             1.30              0.12              30
   2001          14.89                 15,719            1.10             0.48             1.45              0.13              39
   2000(1)       22.25                 10,498            1.10             0.90             1.66              0.34              98
SEI VP SMALL CAP GROWTH FUND
   CLASS A
   2003*         13.28%               $ 5,327            1.10%           (0.37)%           1.33%            (0.60)%            68%
   2002         (27.93)                 8,325            1.10            (0.76)            1.33             (0.99)            187
   2001         (21.91)                 9,625            1.10            (0.82)            1.46             (1.18)            151
   2000(1)       (3.70)                 8,699            1.10            (0.59)            1.65             (1.14)            116
SEI VP INTERNATIONAL EQUITY FUND
   CLASS A
   2003*          6.31%               $15,662            1.28%            2.10%            1.98%             1.40%             21%
   2002         (18.15)                18,467            1.28             0.54             2.08             (0.26)             43
   2001         (24.05)                17,047            1.28             0.19             2.04             (0.57)             41
   2000(1)      (19.60)                12,949            1.28             1.61             2.13              0.76              31
SEI VP EMERGING MARKETS EQUITY FUND
   CLASS A
   2003*         12.30%               $ 5,168            1.95%            1.62%            3.65%            (0.08)%            17%
   2002          (9.03)                 8,084            1.95            (0.45)            3.49             (1.99)            183
   2001         (11.08)                 8,824            1.95             0.06             3.70             (1.69)            149
   2000(1)      (37.70)                 7,286            1.95            (0.62)            3.52             (2.19)            117
SEI VP CORE FIXED INCOME FUND
   CLASS A
   2003*          4.36%               $49,928            0.60%            3.25%            0.86%             2.99%            249%
   2002          10.21                 61,435            0.60             3.92             0.83              3.6%             485
   2001           7.69                 45,394            0.60             5.15             1.00              4.75             423
   2000(1)        8.31                 19,215            0.60             6.10             1.19              5.51             342



------------------------------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                                               and                             Distributions
               Net Asset                  Net           Unrealized        Distributions                 from
                  Value,           Investment                Gains             from Net             Realized            Net Asset
               Beginning               Income             (Losses)           Investment              Capital           Value, End
               of Period               (Loss)        on Securities               Income                Gains            of Period
------------------------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
   CLASS A
   2003*          $ 8.46               $ 0.32               $ 0.31               $(0.32)              $   --               $ 8.77
   2002             8.66                 0.66                (0.20)               (0.66)                  --                 8.46
   2001             9.16                 0.87                (0.50)               (0.87)                  --                 8.66
   2000(1)         10.00                 0.70                (0.84)               (0.70)                  --                 9.16
SEI VP EMERGING MARKETS DEBT FUND
   CLASS A
   2003(2)*       $10.05               $ 0.34               $ 1.74               $   --               $(0.23)              $11.90
   2002            10.01                 0.87                 0.12                (0.89)               (0.06)               10.05
   2001             9.75                 0.96                 0.26                (0.96)                  --                10.01
   2000(1)         10.00                 0.76                (0.11)               (0.76)               (0.14)                9.75
SEI VP PRIME OBLIGATION FUND
   CLASS A
   2003*          $ 1.00               $   --**             $   --               $   --**             $   --               $ 1.00
   2002             1.00                 0.01                   --                (0.01)                  --                 1.00
   2001             1.00                 0.04                   --                (0.04)                  --                 1.00
   2000(1)          1.00                 0.04                   --                (0.04)                  --                 1.00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Ratio of      Ratio of Net
                                                                  Ratio of Net      Expenses to        Investment
                                                                    Investment      Average Net     Income (Loss)
                                                     Ratio of           Income  Assets (Exclud-    to Average Net
                                    Net Assets       Expenses            (Loss)     ing Waivers   Assets (Exclud-        Portfolio
                   Total        End of Period      to Average       to Average        and Reim-   ing Waivers and         Turnover
                 Return+         ($ Thousands)     Net Assets       Net Assets       bursements)   Reimbursements)           Rate
------------------------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
   CLASS A
   2003*            7.40%             $10,789            0.85%            7.40%            1.22%             7.03%             36%
   2002             5.45               14,705            0.85             7.65             1.22              7.28              49
   2001             4.00               12,595            0.85             9.54             1.31              9.08              72
   2000(1)         (1.51)              10,427            0.85             9.75             1.51              9.09               5
SEI VP EMERGING MARKETS DEBT FUND
   CLASS A
   2003(2)*        20.73%             $ 2,941            1.35%            6.13%            2.01%             5.47%             82%
   2002             9.98                9,274            1.35             8.77             1.92              8.20             116
   2001            12.56                8,239            1.35             9.61             2.07              8.89             201
   2000(1)          6.56                6,563            1.35            10.55             2.26              9.64             140
SEI VP PRIME OBLIGATION FUND
   CLASS A
   2003*            0.45%             $12,013            0.44%            0.89%            0.79%             0.54%            N/A
   2002             1.36               11,324            0.44             1.38             0.83              0.99             N/A
   2001             3.80               16,203            0.44             3.35             0.93              2.86             N/A
   2000(1)          4.56                5,685            0.44             6.04             1.14              5.34             N/A

 * For the six month period ended June 30, 2003 (Unaudited). All ratios for the period have been annualized.
** Amount represents less than $0.01.
 + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.
(2) Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003        40 & 41

Notes to Financial Statements (Unaudited)


1. ORGANIZATION
SEI Insurance Products Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Trust commenced operations on April 5, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering ten funds: SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP Core Fixed Income Fund, SEI VP High Yield Bond Fund, SEI VP Emerging Markets Debt Fund, and SEI VP Prime Obligation Fund (collectively the "Funds", and each of these, a "Fund"). The Trust has diversified and non-diversified funds. SEI VP Emerging Markets Debt Fund is a non-diversified fund. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Effective April 30, 2002 Class B shares for the SEI VP Prime Obligation Fund were fully liquidated.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds.

USE OF ESTIMATES -- The preparation of Financial Statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Foreign securities in the SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund and SEI VP Emerging Markets Debt Fund (the "International Funds") are valued based on quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt obligations are valued at the most recently quoted bid price. Investment securities held by the SEI VP Prime Obligation Fund are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity date of the security and is included in interest income. Other securities for which market quotations are not readily available, or securities whose market quotations do not reflect market value, are valued at fair value using good faith pricing procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Administrator and the Investment Adviser (see note 3) of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- Amortization and accretion are calculated using the scientific interest method which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

 FUTURES CONTRACTS -- The SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP International Equity and the SEI VP Core Fixed Income Funds utilized futures contracts during the period ended June 30, 2003. The SEI VP International Equity and SEI VP Core Fixed Income Funds' use of

42             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003
futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the above Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, or that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities.

The following Funds had Long (Short) futures open as of June 30, 2003:

--------------------------------------------------------------------------------
                                                                 Unrealized
                             Number     Contract               Appreciation
Type of                          of        Value             (Depreciation)
Contract                  Contracts  ($Thousands)  Expiration ($ Thousands)
--------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
S&P 500 Composite Index          64        3,146     09/19/03         $ (31)
                                                                      -----
SEI VP LARGE CAP GROWTH FUND
S&P 500 Composite Index          35        1,721     09/19/03           (18)
                                                                      -----
SEI VP SMALL CAP VALUE FUND
Russell 2000 Index               11        2,511     09/18/03           (45)
                                                                      -----
SEI VP SMALL CAP GROWTH FUND
Russell 2000 Index               24        5,425     09/18/03           (44)
                                                                      -----
SEI VP INTERNATIONAL EQUITY FUND
DJ Euro Stoxx                    75        2,133     09/19/03           (45)
FTSE 100 Index                   26        1,749     09/24/03           (22)
Hang Seng Index                   1           61     07/30/03            --
SPI 200 Index                     8          406     09/19/03            (4)
Topix Index                      18        1,353     09/17/03            12
                                                                      -----
                                                                        (59)
                                                                      -----
SEI VP CORE FIXED FUND
90 Day Eurodollar               (19)      (4,698)    03/15/04             7
U.S. Ten Year Note              (31)      (3,680)    09/22/03            39
U.S. Ten Year Agency Note         4          464     09/21/03            (5)
U.S. Five Year Note (CBT)       (46)      (5,320)    09/21/03            24
U.S. Long Treasury
   Bond (CBT)                    17        2,038     09/21/03           (43)
                                                                      -----
                                                                         22
                                                                      -----

EQUITY-LINKED WARRANTS -- The SEI VP International Equity and SEI VP Emerging Markets Equity Funds may invest in equity-linked warrants. The above Funds purchase the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises the call and close the position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the above Funds bear additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants. The SEI VP Emerging Markets Equity Fund was invested in equity-linked warrants as of June 30, 2003.

OPTION WRITING/PURCHASING -- The SEI VP Core Fixed Income Fund enters into option contracts solely for the purpose of hedging its existing portfolio securities, or securities that the SEI VP Core Fixed Income Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the SEI VP Core Fixed Income Fund writes or purchases an option, an amount equal to the premium received or paid by the SEI VP Core Fixed Income Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the SEI VP Core Fixed Income Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the SEI VP Core Fixed Income Fund has realized a gain or loss.

DELAYED DELIVERY TRANSACTIONS -- The SEI VP Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.



SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             43

NOTES TO FINANCIAL STATEMENTS (unaudited)



STRUCTURED NOTES AND INDEXED NOTES -- The SEI VP Core Fixed Income Fund may invest in structured notes that make interest and principal payments based upon the performance of specified assets or indices. Structured notes include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The SEI VP Core Fixed Income Fund may also invest in indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

LOAN PARTICIPATIONS AND BRADY BONDS -- The SEI VP Emerging Markets Debt Fund may invest in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the SEI VP Emerging Markets Debt Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The SEI VP Emerging Markets Debt Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the SEI VP Emerging Markets Debt Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the SEI VP Emerging Markets Debt Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the SEI VP Emerging Markets Debt Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The SEI VP Emerging Markets Debt Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

CLASSES -- Class-specific expenses were borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses were allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly for the SEI VP Core Fixed Income Fund, the SEI VP High Yield Bond Fund and the SEI VP Prime Obligation Fund; declared and paid at least quarterly for the SEI VP Large Cap Value Fund, the SEI VP Large Cap Growth Fund, the SEI VP Small Cap Value Fund and the SEI VP Small Cap Growth Fund; and declared and paid at least annually for the SEI VP International Equity Fund, the SEI VP Emerging Markets Equity Fund and the SEI VP Emerging Markets Debt Fund.


3. ADMINISTRATOR, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Administrator"), are parties to an Amended and Restated Administration and Transfer Agency Agreement dated September 16, 2002 under which the Administrator provides administrative and transfer agency services to the Funds. For these services, the Administrator will receive an annual fee which is calculated daily and paid monthly at the following annual rates: .35% of the average daily net assets of the SEI VP Large Cap

44             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

Value Fund, SEI VP Large Cap Growth Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP High Yield Bond Fund; .28% of the average daily net assets of the SEI VP Core Fixed Income Fund; .45% of the average daily net assets of the SEI VP International Equity Fund; .65% of the average daily net assets of the SEI VP Emerging Markets Equity Fund and SEI VP Emerging Markets Debt Fund; and .42% of the average daily net assets of the SEI VP Prime Obligation Fund. Prior to September 16, 2002, the Administrator was a party to separate agreements with the Funds dated March 29, 1999, to provide the same services for the same fees as under the current agreement. The Administrator has agreed to waive all or a portion of its fee, or to reimburse expenses in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of the SEI VP Large Cap Value Fund; .40% of the average daily net assets of the SEI VP Large Cap Growth Fund; .65% of the average daily net assets of the SEI VP Small Cap Value Fund and SEI VP Small Cap Growth Fund; .505% of the average daily net assets of the SEI VP International Equity Fund; 1.05% of the average daily net assets of the SEI VP Emerging Markets Equity Fund, .275% of the average daily net assets of the SEI VP Core Fixed Income Fund; .4875% of the average daily net assets of the SEI VP High Yield Bond Fund; .85% of the average daily net assets of the SEI VP Emerging Markets Debt Fund; and .075% of the average daily net assets of the SEI VP Prime Obligation Fund.

SIMC has entered into investment sub-advisory agreements with the following sub-advisers:

--------------------------------------------------------------------------------
                                                                       Currently
                                                                      Managing a
Investment                                      Date of               Portion of
Sub-Adviser                                   Agreement               Fund (Y/N)
--------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
LSV Asset Management, L.P.                     03/31/00                    Y
Barclays Global Fund Advisors                  12/09/02                    Y
SEI VP LARGE CAP GROWTH FUND
Goldman Sachs Asset Management                 01/24/03                    Y
Peregrine Capital Management, Inc.             12/12/00                    Y
SEI VP SMALL CAP VALUE FUND
LSV Asset Management, L.P.                     03/31/00                    Y
SEI VP SMALL CAP GROWTH FUND
Wellington Management Company, LLP             12/16/02                    Y
SEI VP INTERNATIONAL EQUITY FUND
Capital Guardian Trust Company                 02/22/00                    Y
SEI VP EMERGING MARKETS EQUITY FUND
Alliance Capital Management L.P.               06/26/02                    Y
SEI VP CORE FIXED INCOME FUND
Western Asset Management Company               02/15/00                    Y
SEI VP HIGH YIELD BOND FUND
Shenkman Capital Management, Inc.              06/21/01                    Y
SEI VP PRIME OBLIGATION FUND
Banc of America Capital Management, LLC        09/30/02                    Y

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

Under a distribution agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services. The Distributor will not be entitled to any fee for performing these services.

4. Transactions with Affiliates
The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended June 30, 2003 are as follows ($Thousands):

SEI VP Large Cap Growth Fund                             $20
SEI VP Small Cap Growth Fund                              14
                                                       -----
                                                         $34
                                                       =====
Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of affiliated officers and trustees of the Trust is paid by the Administrator.

Each of the Funds also uses the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions


SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             45

NOTES TO FINANCIAL STATEMENTS (unaudited)


paid by the Trust for repurchase agreements placed during the six month period ended June 30, 2003 were as follows:

SEI VP Large Cap Value Fund                           $  555
SEI VP Large Cap Growth Fund                             467
SEI VP Small Cap Value Fund                              277
SEI VP Small Cap Growth Fund                             161
SEI VP International Equity Fund                         312
SEI VP Emerging Markets Equity Fund                       52
SEI VP Core Fixed Income Fund                          3,353
SEI VP High Yield Bond Fund                              240
                                                      -------
                                                      $5,417
                                                      ======
For the six month period ended June 30, 2003, the Funds paid commissions to affiliated broker-dealers as follows:

SEI VP Large Cap Value Fund                          $ 4,334
SEI VP Large Cap Growth Fund                           7,859
                                                     -------
                                                     $12,193
                                                     =======
 LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the SEI VP Large Cap Value and SEI VP Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended June 30, 2003 are as follows:

SEI VP Large Cap Value Fund                          $17,523
SEI VP Small Cap Value Fund                           20,776
                                                     -------
                                                     $38,299
                                                     =======

5. FORWARD FOREIGN CURRENCY CONTRACTS
 FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

For foreign debt obligations, the Funds do isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

The International Funds enter into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.


6. INVESTMENT TRANSACTIONS
 The cost of security purchases and proceeds from the sale of securities, other than temporary investments, during the six month period ended June 30, 2003, were as follows:


--------------------------------------------------------------------------------
                                        Purchases
                                       U.S. Gov't           Other        Total
                                    ($ Thousands)   ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
Purchases                                     $--         $ 3,232        $ 3,232
Sales                                          --          12,648         12,648
SEI VP LARGE CAP GROWTH FUND
Purchases                                      --          13,264         13,264
Sales                                          --          21,821         21,821
SEI VP SMALL CAP VALUE FUND
Purchases                                      --           3,320          3,320
Sales                                          --           6,454          6,454
SEI VP SMALL CAP GROWTH FUND
Purchases                                      --           4,058          4,058
Sales                                          --          12,941         12,941
SEI VP INTERNATIONAL EQUITY FUND
Purchases                                      --           3,390          3,390
Sales                                          --          12,773         12,773
SEI VP EMERGING MARKETS EQUITY FUND
Purchases                                      --           1,208          1,208
Sales                                          --           4,845          4,845
SEI VP CORE FIXED INCOME FUND
Purchases                                 141,153           4,328        145,481
Sales                                     147,426           6,691        154,117
SEI VP HIGH YIELD BOND FUND
Purchases                                      --           4,965          4,965
Sales                                          --           9,603          9,603
SEI VP EMERGING MARKETS DEBT FUND
Purchases                                     250              --            250
Sales                                         179              --            179


46             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

7. FEDERAL TAX INFORMATION
 It is the intention of each Fund to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.


At December 31, 2002, the Funds had capital loss carryforwards available to offset future realized gains through the indicated expiration dates as follows:


------------------------------------------------------------------------------------------------------------
                                         Expires             Expires          Expires     Total Capital
                                            2010                2009             2008 Loss Carryforward
                                   ($ Thousands)       ($ Thousands)    ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value Fund               $  453              $   --           $   --           $   453
SEI VP Large Cap Growth Fund               5,573               6,210            1,103            12,886
SEI VP Small Cap Growth Fund               1,295               2,168              337             3,800
SEI VP International Equity Fund           2,476               2,324              396             5,196
SEI VP Emerging Markets Equity Fund          747               2,579            1,466             4,792
SEI VP High Yield Bond Fund                1,140               1,051               24             2,215

For Federal income tax purposes, the cost of securities owned at June 30, 2003, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2003, were as follows:

-------------------------------------------------------------------------------------
                                                                       Net Unrealized
                                     Appreciated         Depreciated     Appreciation
                                      Securities          Securities   (Depreciation)
                                   ($ Thousands)       ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------
SEI VP Large Cap Value Fund               $3,317             $(5,680)         $(2,363)
SEI VP Large Cap Growth Fund               1,719              (3,340)          (1,621)
SEI VP Small Cap Value Fund                3,379                (817)           2,562
SEI VP International Equity Fund             579              (2,814)          (2,235)
SEI VP Emerging Markets Equity Fund          540                (317)             223
SEI VP Core Fixed Income Fund              3,090                (242)           2,848
SEI VP High Yield Bond Fund                  527                 (15)             512



SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003             47

NOTES TO FINANCIAL STATEMENTS (unaudited)
                                         -


8. CONCENTRATION OF RISKS
The market values of the SEI VP Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of such securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Each International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The SEI VP Emerging Markets Debt Fund invests in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the SEI VP Emerging Markets Debt Fund to meet its obligations may be affected by economic and political developments in a specific country, industry or region.


9. WRITTEN OPTIONS TRANSACTIONS
Written option transactions entered into during the six month period ended June 30, 2003 are summarized as follows:



--------------------------------------------------------------------
                         SEI VP CORE FIXED INCOME FUND
                                               Premium
                          # of contracts  ($Thousands)
--------------------------------------------------------------------
BALANCE AT THE BEGINNING
   OF PERIOD                          86         $ 118
Written                        3,120,151           142
Expired                       (3,120,092)         (100)
Exercised                             --            --
Closing Buys                        (113)         (138)
                                   -----         -----
Balance at the end
   of period                          32         $  22
                                   =====         =====
At June 30, 2003, the SEI VP Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.


10. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.


11. SUBSEQUENT EVENT
On March 11, 2003, the Board of Trustees of the Funds approved the liquidation of the Trust. The liquidation is scheduled to take place on August 29, 2003.



48             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2003

Notes

Notes

Notes

Notes

SEI INSURANCE PRODUCTS TRUST semi-ANNUAL REPORT JUNE 30, 2003


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY









INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITOR
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background graphic omitted]



[SEI Logo omitted]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



VAR-F-005 (6/03)

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Insurance Products Trust


By (Signature and Title)*                /s/ Edward D. Loughlin
                                         ----------------------
                                         Edward D. Loughlin, President & CEO

Date 08/22/2003





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Edward D. Loughlin
                                         ----------------------
                                         Edward D. Loughlin, President & CEO

Date 08/22/2003


By (Signature and Title)*                /s/ James R. Foggo
                                         -------------------
                                         James R. Foggo, Controller and CFO


Date 08/22/2003
* Print the name and title of each signing officer under his or her signature.